                                                      Registration No. 2-91683
                                                             File No. 811-4054

                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 33                                            [X]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 32                                                           [X]

                          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
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                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

                                       (303) 768-3200
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                    (Registrant's Telephone Number, including Area Code)

                                    Robert G. Zack, Esq.
                                   OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street, 11th Floor,
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                                New York, New York 10281-1008
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                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On January 27, 2006 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[  ]  On _____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
AMT-Free New York Municipals
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                                                   Oppenheimer AMT-Free New

Prospectus dated  January 27, 2006       York Municipals (formerly "Oppenheimer
                                         New York Municipal Fund") is a mutual
                                         fund. It seeks current income exempt
                                         from federal, New York State and New
                                         York City personal income taxes by
                                         investing in municipal securities,
                                         while attempting to preserve capital.

                                               This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
As with all mutual funds, the            important information about how to buy
Securities and Exchange Commission has   and sell shares of the Fund and other
not approved or disapproved the Fund's   account features. Please read this
securities nor has it determined that    Prospectus carefully before you invest
this Prospectus is accurate or           and keep it for future reference about
complete.  It is a criminal offense to   your account.
represent otherwise.
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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Principal Investment
                  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund  seeks the  maximum current  income  exempt from  federal,  New York State and New York City income taxes for individual  investors  consistent with  preservation of capital.

WHAT DOES THE FUND  MAINLY  INVEST  IN? The Fund  invests  mainly in New
York  municipal  securities  that pay  interest  exempt from federal and
New York  personal  income  taxes.  These  primarily  include  municipal bonds (which are long-term  obligations),  municipal  notes  (short-term
obligations),   and   interests  in  municipal   leases.   Most  of  the
securities  the Fund buys must be  "investment  grade" (the four highest rating categories of national rating  organizations,  such as Standard &
Poor's  Rating  Services  ("S&P") or  Moody's  Investors  Service,  Inc.
("Moody's")).

      Under normal  market  conditions  the Fund attempts to invest 100%
of its assets in  municipal  securities  exempt  from  federal  personal income taxes.  As a  non-fundamental  investment  policy,  the Fund will not hold  municipal  securities  the  interest on which would be subject
to   the   federal   alternative   minimum   tax  on   individuals   and
corporations.  As  fundamental  investment  policy,  the Fund invests at least 80% of its net assets (plus  borrowings for  investment  purposes)
in New York municipal securities.

      The Fund does not limit its  investments  to  securities of a particular
maturity   range,   and  may  hold  short-,   intermediate-,   and   long-term
securities.  However,  it currently focuses on longer-term  securities to seek higher yields.  The Fund's  investments are more fully explained in "About the
Fund's Investments," below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities  for the Fund,  the portfolio  managers  look  primarily throughout New York for municipal securities,  using a variety of factors that may  change  over  time  and  may  vary in  particular  cases.  The  portfolio managers currently look for:
   o  Securities that provide high current triple tax-free income.
   o  A wide  range of  securities  of  different  issuers  within  the state,
      including   different   agencies  and   municipalities   for   portfolio
      diversification to help spread credit risks.
o     Primarily   investment-grade   securities   that   offer   high   income
      opportunities.
   o  Unrated bonds that might  provide high income and  securities of smaller issuers that might be overlooked by other investors and funds.

The  portfolio  managers  may  consider  selling  a  security  if any of these factors no longer apply to a security purchased by the Fund.

WHO IS THE FUND  DESIGNED FOR? The Fund is designed for  individual  investors who are seeking income exempt from federal (including the federal  alternative minimum  tax),  New York State and New York City  personal  income  taxes.  It does not seek  capital  gains or growth.  Because  it  invests  in  tax-exempt securities,  the Fund is not  appropriate  for retirement plan accounts or for investors  seeking  capital  growth.  The Fund is  intended  to be a long-term investment, but is not a complete investment program.

Main Risks of Investing in the Fund

      All investments  have risks to some degree.  The Fund's  investments are subject to changes in their  value from a number of factors  described  below.
There is also the risk that poor security  selection by the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the Fund to underperform other funds having a similar objective.

CREDIT RISK.  Municipal  securities  are subject to credit  risk.  Credit risk is the risk that the issuer of a debt  security  might not make  interest  and principal  payments on the  security  as they become due. If the issuer  fails to pay interest,  the Fund's income might be reduced,  and if the issuer fails to repay principal,  the value of that security and of the Fund's shares might be  reduced.  Because  the Fund can  invest  as much as 25% of its  assets  in municipal  securities below  investment grade (sometimes  called "junk bonds")
to seek higher  income,  the Fund's  credit  risks are  greater  than those of funds  that  buy only  investment-grade  bonds.  A  downgrade  in an  issuer's credit  rating or other  adverse  news  about an issuer  can reduce the market value of that issuer's securities.

INTEREST  RATE  RISKS.  Municipal  securities  are subject to changes in value when prevailing  interest rates change.  When prevailing  interest rates fall, the  values  of  already-issued  municipal  securities  generally  rise.  When prevailing  interest  rates  rise,  the  values  of  already-issued  municipal securities  generally  fall,  and the  securities  may sell at a discount from their face amount.  The magnitude of these price changes is generally  greater for  securities  having  longer  maturities.  The Fund  currently  focuses  on longer-term securities to seek higher income.  Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO SETTLEMENT REVENUE BONDS.  The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master
Settlement Agreement ("MSA"). The MSA is an agreement, reached out of court in November 1998 between 46 states and nearly all the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date,  withstood those challenges.  The Statement of Additional  Information contains more detailed information about the Fund's investments in tobacco settlement revenue bonds.

INVERSE  FLOATERS.  Variable  rate  bonds  known  as  "inverse  floaters"  pay interest at rates that move in the opposite  direction of yields on short-term bonds in response to market changes.  As interest rates rise, inverse floaters produce less  current  income,  and their  market  value can become  volatile.
Inverse  floaters are a type of "derivative  security."  Some have a "cap," so that if  interest  rates rise above the "cap," the  security  pays  additional interest  income.  If rates do not rise  above the  "cap,"  the Fund will have paid an additional amount for a feature that proves  worthless.  The Fund will not invest more than 20% of its total assets in inverse floaters.

BORROWING FOR  LEVERAGE.  As a  fundamental  policy,  the Fund can borrow from banks in amounts  up to one third of its total  assets  (including  the amount borrowed)  less all  liabilities  and  indebtedness  other than  borrowings to purchase  portfolio  securities.  It may  also  borrow  up to 5% of its  total assets for  temporary  purposes from any person.  This use of "leverage"  will subject  the Fund to  greater  costs,  including  interest  owed on the amount borrowed,  than funds that do not borrow for  leverage,  and may also make the
Fund's share price more sensitive to interest rate changes.

RISK OF FOCUSING  INVESTMENTS IN NEW YORK MUNICIPAL  SECURITIES.  The Fund can
invest a substantial  percentage of its assets in the obligations of the State of New York or  particular  New York  municipal  governments,  authorities  or agencies.  Having a high  percentage  of its assets  invested in the municipal securities  of a single state and its municipal  subdivisions  could result in
fluctuations   in  the  Fund's  share  prices  and  income  due  to  economic,
regulatory  or  political  problems  in  New  York.   However,   the  Fund  is
"diversified"  as to 75% of its assets,  which  means  that,  as to 75% of its assets,  it cannot  invest more than 5% of its total assets in  securities  of any one issuer, or own more than 10% of that issuer's voting securities.

      On  September  11, 2001,  terrorist  attacks  destroyed  the World Trade
Center,  resulting in substantial  loss of life and damaged other buildings in the vicinity.  The attack also resulted in disruption of public transportation and business and  displacement  of residents in the immediate  vicinity of the
World Trade Center.  Although New York City has been largely reimbursed by the federal  government  for all of its direct costs and expenses for response and remediation  of the World Trade  Center  site,  it is not possible to quantify with any  certainty  the  long-term  impact of the  September 11 attack on the city  and its  economy.  The  Statement  of  Additional  Information  contains further information concerning special investment  considerations for New York municipal securities..

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the  overall  risk  profile of the Fund and can affect the value of the Fund's investments,  its  investment  performance,  and  the  prices  of its  shares.
Particular  investments  and investment  strategies  also entail risks.  These risks mean that you can lose money by investing  in the Fund.  When you redeem your  shares,  they may be worth  more or less  than  what you paid for  them.
There is no  assurance  that the Fund will achieve its  investment  objective.
The value of the Fund's  investments  and share  prices  will change over time due to a number of  factors.  They  include  changes  in general  bond  market movements,  the change in value of  particular  bonds or the  income  they pay because of an event  affecting the issuer,  or changes in interest  rates that can affect bond prices overall.

      Because  the  Fund  focuses  its   investments  in  New  York  municipal
securities,  it will be  vulnerable  to economic,  political and market events that  affect  issuers of New York  municipal  securities.  Those  changes  can affect the value of the Fund's  investments  and its prices per share.  In the
OppenheimerFunds  spectrum,  the Fund is more  conservative than some types of bond funds,  such as high yield bond funds,  but has greater  risks than funds that  invest  only in  investment-grade  bonds or that  are  more  diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares)  from year to year for the last 10  calendar  years and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes,  compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary,

The  after-tax  returns are shown for Class A shares  only and are  calculated using the historical  highest  individual federal marginal income tax rates in effect  during the  periods  shown,  and do not reflect the impact of state or local taxes.  In certain cases,  the figure  representing  "Return After Taxes on Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon  redemption and translates into an assumed tax deduction that benefits  the  shareholder.  The  after-tax  returns are  calculated  based on certain  assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your individual tax situation.  The
Fund's  past   investment   performance,   before  and  after  taxes,  is  not
necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns would be less than those shown.

For the period from 1/01/05 through  12/31/05,  the cumulative  return (not annualized)  before  taxes for Class A shares was 8.08%.  During the period shown in the bar chart,  the highest return (not  annualized)  before taxes for a calendar  quarter was 4.62% (3rd Qtr `04) and the lowest  return (not annualized) before taxes for a calendar quarter was -4.20% (2ndQtr '04).

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Average Annual Total Returns                                    10 Years
for the  periods  ended  December

31, 2005                            1 Year      5 Years

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class  A  Shares   (inception

8/16/84)                             2.95%       5.02%           5.04%
  Return Before Taxes                2.94%       5.03%           5.04%
  Return After Taxes on              3.78%       5.07%           5.06%
  Distributions
  Return   After   Taxes   on
  Distributions  and  Sale of
  Fund Shares

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lehman Brothers Municipal Bond       3.51%       5.59%          5.71%(1)
Index (reflects no deduction for

fees, expenses or taxes)
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------------------------------------------------------------------------------

Class   B    Shares    (inception    2.23%       4.92%           5.09%

3/01/93)
----------------------------------            --------------------------------
------------------------------------------------------------------------------

Class   C    Shares    (inception   6.32%        5.25%           4.74%

8/29/95)
------------------------------------------------------------------------------

1.From 12/31/95.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charges of 5% (1-year) and 2%  (5-year);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "life-of-class"  performance does not include any contingent  deferred sales charge and uses Class A  performance  for the period  after  conversion.
The returns measure the performance of a hypothetical  account and assume that all  dividends  and  capital  gains  distributions  have  been  reinvested  in additional  shares.  The  performance of the Fund's Class A shares is compared to the Lehman  Brothers  Municipal Bond Index,  an unmanaged  index of a broad range of  investment-grade  municipal  bonds. The index  performance  includes reinvestment  of  income,  but  does  not  reflect  transaction  costs,  fees, expenses or taxes.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following  tables are meant to help you  understand  the fees and expenses you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety
of  expenses   directly  for   management   of  its  assets,   administration,
distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other  expenses  directly,  such as  sales  charges  and  account  transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2005.

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------

                                 Class A Shares  Class B Shares   Class C Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering           4.75%           None             None
price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or                        5%(2)
redemption proceeds)                 None(1)                          1%(3)
----------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------
                                Class A Shares                   Class C Shares
                                                Class B Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                      0.53%           0.53%            0.53%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service          0.23%           1.00%            1.00%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                       0.17%           0.18%            0.17%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating Expenses      0.93%           1.71%            1.70%
----------------------------------------------------------------------------------

   Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to limit transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The Fund's actual expenses did not exceed this fee limitation during the fiscal year.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares.  See "How to
      Buy Shares" for details.
2.    Applies to redemptions in first year after purchase.  The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applied to shares redeemed within 12 months of purchase.

EXAMPLES.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund
for  the  time  periods   indicated,   and   reinvest   your   dividends   and
distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  you keep your  shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

----------------------------------------------------------------------------
If shares are redeemed:   1 Year      3 Years     5 Years      10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A Shares            $566        $759        $967         $1,569
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares            $675        $843        $1,136       $1,634(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class C Shares            $274        $540        $931         $2,025
----------------------------------------------------------------------------

----------------------------------------------------------------------------
If shares are not         1 Year      3 Years     5 Years      10 Years
redeemed:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A Shares            $566        $759        $967         $1,569
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares            $175        $543        $936         $1,634(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class C Shares            $174        $540        $931         $2,025
----------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1.  Class B expense for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The  allocation of the
Fund's portfolio among different  investments will vary over time based on the
Manager's  evaluation  of economic  and market  trends.  The Fund's  portfolio might not always include all of the different  types of investments  described in this prospectus.

      The Manager  tries to reduce  risks by  selecting a wide  variety of New
York municipal  investments  and by carefully  researching  securities  before they  are  purchased.  However,  changes  in  the  overall  market  prices  of municipal  securities and the income they pay can occur at any time. The share prices  and yield of the Fund will  change  daily  based on  changes in market prices of securities,  interest rates and market conditions and in response to other economic events. The Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

Municipal  Securities.  The Fund buys municipal bonds and notes,  certificates of  participation in municipal  leases and other debt  obligations.  The
      Fund  invests  mainly  in  New  York  municipal  securities,  which  are municipal  securities  that  are not  subject  (in the  opinion  of bond counsel  to the  issuer at the time they are  issued)  to New York State personal income tax. These are debt  obligations  issued by the State of
      New York and its  political  subdivisions  (such as cities,  towns,  and counties),  and their agencies,  instrumentalities and authorities.  The term "New York municipal  securities"  may also include debt  securities
      of   the   governments   of   certain   possessions,   territories   and
      commonwealths  of the  United  States  if the  interest  paid  on  those securities is not subject to New York personal income tax.

      The  Fund  can  also  buy  other  municipal  securities,  issued  by the governments  of the other states and the  District of Columbia,  as well
      as  their  political   subdivisions,   authorities  and  agencies,   and
      securities  issued by any  commonwealths,  territories or possessions of the United States, or their respective  agencies,  instrumentalities  or authorities,  if the  interest  paid on the  security  is not subject to federal  personal  income  tax (in the  opinion  of bond  counsel to the issuer at the time the security is issued).

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable.  If the Fund held such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

      Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments, financing specific projects or public facilities.  The Fund can buy both long-term  and  short-term  municipal  securities.  Long-term  municipal securities (which are generally  referred to as "bonds") have a maturity of more  than one  year  when  issued.  The Fund  generally  focuses  on long-term securities, to seek higher income.

      The Fund can buy municipal  securities  that are "general  obligations,"
      secured  by the  issuer's  pledge of its full  faith,  credit and taxing power for the payment of principal and  interest.  The Fund can also can buy  "revenue  obligations"  whose  interest  is  payable  only from the revenues derived from a particular  facility or class of facilities,  or a specific  excise tax or other  revenue  source such as, e.g.,  tobacco revenue settlement bonds.

   o  Municipal  Lease  Obligations.  Municipal  leases  are used by state and local  governments  to  obtain  funds  to  acquire  land,  equipment  or facilities.  The Fund can invest in certificates of  participation  that represent a  proportionate  interest in  payments  made under  municipal lease  obligations.  Most municipal leases,  while secured by the leased property,  are not  general  obligations  of the  issuing  municipality.
      They  often   contain   "non-appropriation"   clauses  under  which  the
      municipal  government  has no  obligation  to make lease or  installment payments  in  future  years  unless  money is  appropriated  on a yearly basis.  If  the  government  stops  making  payments  or  transfers  its payment  obligations  to a private  entity,  the  obligation  could lose value or  become  taxable.  Some  lease  obligations  might  not have an active trading market,  making it difficult for the Fund to value and to sell them at an acceptable price.

Ratings  of  Municipal  Securities  the  Fund  Buys.  Most  of  the  municipal securities  the  Fund  buys  are  "investment  grade"  at  the  time  of purchase.  The Fund limits its investments in municipal  securities that at the time of purchase are not  "investment-grade" to not more than 25%
      of its total  assets.  "Investment  grade"  securities  are those  rated within the four  highest  rating  categories  of Moody's,  S&P or Fitch,
      Inc.  or  another  nationally  recognized  rating  organization,  or (if unrated)  judged by the Manager to be comparable to securities  rated as investment  grade.  Rating  definitions of rating  organizations  are in
      Appendix A to the  Statement of  Additional  Information.  If a security is not rated,  the Manager  will use its  judgment to assign a rating to the security comparable to that of a rating organization.  If the rating of a  security  is  reduced  after  the Fund  buys  it,  the Fund is not required  automatically  to  dispose  of  that  security.  However,  the
      Manager will  evaluate  those  securities  to determine  whether to keep them in the Fund's portfolio.

      The  Manager  relies  to some  extent on credit  ratings  by  nationally recognized  rating  organizations  in  evaluating  the  credit  risk  of securities  selected  for the  Fund's  portfolio.  It also  uses its own research  and  analysis  to  evaluate  risks.  Many  factors  affect  an issuer's  ability to make  timely  payments,  and the credit  risks of a particular  security  may change over time.  If the rating of a security
      is  reduced   after  the  Fund  buys  it,  the  Fund  is  not   required
      automatically  to dispose of that  security.  However,  the Manager will evaluate  those  securities  to  determine  whether  to keep them in the fund's portfolio.

   o  Special Credit Risks of  Lower-Grade  Securities.  Municipal  securities that are below  investment  grade  (these  are  sometimes  called  "junk bonds") may be subject to greater price  fluctuations  and risks of loss of income and  principal  than  investment-grade  municipal  securities.
      Securities that are (or that have fallen) below  investment grade have a greater  risk that the  issuers  might not meet their debt  obligations.
      They may also be less liquid than  investment-grade  securities,  making it harder for the Fund to value or to sell them at an acceptable price.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental  policy.  Other  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described  below. The Manager might not always use all of them.  These  techniques  have  risks  although  some of them are designed to help reduce overall investment or market risks.

Floating  Rate/Variable  Rate  Obligations.  Some  municipal  securities  have variable or floating  interest  rates.  Variable rates are adjustable at stated periodic  intervals.  Floating rates are  automatically  adjusted according to a specified  market rate, such as a percentage of the prime rate of a bank or the 91-day U.S.  Treasury Bill rate. These obligations may be  secured  by bank  letters  of  credit  or other  credit  support arrangements.

"When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund  can  purchase municipal  securities on a "when-issued"  basis and can purchase or sell securities  on a "delayed-  delivery"  basis.  Between the  purchase and settlement,  no payment is made for the security and no interest accrues to the buyer  from the  investment.  There is a risk of loss to the Fund if  the  value  of  the  when-issued  security  declines  prior  to  the settlement  date.  No  income  accrues  to  the  Fund  on a  when-issued security  until the Fund  receives  the  security on  settlement  of the trade.
Puts and Stand-By  Commitments.  The Fund can acquire  "stand-by  commitments"
      or "puts" with  respect to  municipal  securities.  The Fund obtains the right to sell the  securities  at a set price on  demand to the  issuing broker-dealer or bank. However,  securities having this feature may have a lower  interest rate.  The Fund will acquire  stand-by  commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or  dispose  of them  promptly  at an  acceptable  price.  A  restricted security has a contractual  restriction  on its resale or cannot be sold publicly  until it is registered  under the  Securities Act of 1933. The
      Fund  will not  invest  more  than  15% of its net  assets  in  illiquid securities.  Certain restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.
      The  Manager  monitors  holdings of  illiquid  securities  on an ongoing basis to  determine  whether to sell any  holdings to maintain  adequate liquidity.
Temporary Defensive and Interim  Investments.  In times of adverse or unstable market,  economic  or  political  conditions,  the Fund can invest up to
      100% of its total assets in  temporary  defensive  investments  that are
      inconsistent   with  the   Fund's   principal   investment   strategies.
      Generally,   they  would  be  high  quality,   short-term  money  market
      instruments such as U.S. government securities,  highly rated commercial
      paper,   short-term   corporate  debt  obligations,   bank  deposits  or
      repurchase agreements.  The Fund can also hold these types of securities pending  the  investment  of  proceeds  from the sale of Fund  shares or portfolio securities or to meet anticipated  redemptions of Fund shares.
      To the  extent  the Fund  invests  in  these  securities,  it might  not achieve its investment objective.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's  Board of Trustees,  under an  investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $200 billion in assets as of December 31, 2005,  including other  Oppenheimer funds with more than 6 million shareholder  accounts.  The Manager is located at Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the
      Manager an advisory  fee at an annual  rate that  declines as the Fund's assets  grow:  0.60% of the first $200  million  of  average  annual net assets, 0.55% of the next $100 million,  0.50% of the next $200 million,
      0.45% of the next  $250  million,  0.40% of the next $250  million,  and
      0.35% of average  annual net assets in excess of $1 billion.  The Fund's management  fee for its last fiscal year ended  September 30, 2005,  was
      0.53% of average annual net assets for each class of shares.

      A discussion  regarding the basis for the Board of Trustees' approval of the Fund's  investment  advisory  contract  is  available  in the Fund's
      Annual Report to shareholders for the year ended September 30, 2005.

     Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G.
     Loughran, Scott Cottier, Troy Willis, Mark DeMitry and Marcus Franz who
     are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since July 2002.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager since January 1996.  He is a portfolio manager and officer of other funds in the OppenheimerFunds complex.  Mr. Fielding is the team leader and lead manager and a trader for the Fund.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Portfolio Manager of the Fund since April 2001.  Mr. Loughran has been a Vice President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999.  He is a portfolio manager of other funds in the OppenheimerFunds complex.  Mr. Loughran is both a portfolio manager and a trader for the Fund.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice
     President of the Manager since 2002.  Prior to joining the Manager in
     2002, Mr. Cottier was a portfolio manager and trader at Victory Capital
     Management from 1999 to 2002.  He is a portfolio manager of other funds in the OppenheimerFunds complex.  Mr. Cottier is both a portfolio manager and a trader for the Fund.

     Mr. Willis has been a Vice President of the Fund since October 2005. He has been an Associate Portfolio Manager of both the Fund and the Manager since 2003.  Prior to joining the Manager in 2003, Mr. Willis was a
     Corporate Attorney for Southern Resource Group from 1999 to 2003.  He is an associate portfolio manager of other funds in the OppenheimerFunds complex. Mr. Willis is both an associate portfolio manager and a trader for the Fund.

     Mr. DeMitry has been a research analyst of the Manager since June 2003;
     a credit analyst of the Manager from July 2001 to May 2003; an Associate
     Regional Sales Representative of the Manager from December 2000 to June
     2001.  Prior to joining the Manager, Mr. DeMitry was an Associate
     Financial Consultant at M&T Securities from October 2000 to November
     2000.

     Mr. Franz has been a research analyst of the Manager since June 2003.
     Prior to joining the Manager, Mr. Franz was a summer intern in the
     Securities Division at TIAA-CREF from June 2002 to September 2002; and
     Senior Commercial Credit Analyst at M&T Bank from June 1999 to September
     2001.

     Additional information about the Fund's Portfolio Management Team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of Additional
     Information.

PENDING LITIGATION

A  consolidated  amended  complaint has been filed as putative  derivative and class actions against the Manager,  Distributor and Transfer Agent, as well as
51 of the Oppenheimer funds  (collectively the "funds") including the Fund, 30 present and former  Directors or Trustees and 8 present and former officers of certain of the funds.  This complaint,  initially  filed in the U.S.  District
Court for the  Southern  District  of New York on January 10, 2005 and amended on March 4, 2005,  consolidates into a single action and amends six individual previously-filed  putative derivative and class action complaints.  Like those prior  complaints,  the complaint  alleges that the Manager charged  excessive fees for distribution and other costs,  improperly used assets of the funds in the form of directed  brokerage  commissions  and 12b-1 fees to pay brokers to promote  sales of the funds,  and failed to properly  disclose the use of fund assets to make those  payments in violation of the  Investment  Company Act of
1940  and  the  Investment  Advisers  Act of  1940.  Also,  like  those  prior
complaints,   the  complaint   further  alleges  that  by  permitting   and/or
participating  in  those  actions,  the  Directors/Trustees  and the  officers breached  their  fiduciary  duties to Fund  shareholders  under the Investment
Company  Act of 1940  and at  common  law.  The  complaint  seeks  unspecified compensatory  and  punitive  damages,  rescission  of  the  funds'  investment advisory  agreements,  an  accounting  of  all  fees  paid,  and an  award  of attorneys' fees and litigation expenses.

      The  defendants  believe  the claims  asserted  in these  lawsuits to be without merit, and intend to defend the suits vigorously.  The Manager and the
Distributor  do not  believe  that the  pending  actions  are likely to have a material  adverse  effect on the Fund or on their  ability  to  perform  their respective investment advisory or distribution agreements with the Fund.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf. A broker or dealer may charge for the service.
Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  new
      account   application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  Class B, and
      Class C shares may not be  purchased  by an investor  directly  from the
      Distributor   without  the  investor   designating   another  registered
      broker-dealer.  However,  we recommend that you discuss your  investment with a financial  advisor before you make a purchase to be sure that the
      Fund is appropriate for you.
o     Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid for by Federal  Funds wire.  The minimum  investment is $2,500.
   Before  sending  a  wire,  call  the   Distributor's   Wire  Department  at
   1.800.225.5677  to  notify  the  Distributor  of the  wire  and to  receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
o     Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  from your account at a bank or other  financial institution  under an Asset Builder Plan with  AccountLink.  Details are in the  Asset  Builder  application  and  the  Statement  of  Additional
      Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain $25.
o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net asset value per share plus any initial  sales charge that  applies.
The  offering  price that  applies  to a  purchase  order is based on the next calculation  of the  net  asset  value  per  share  that  is  made  after  the
Distributor  receives the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of the New York Stock  Exchange (the "NYSE"),  on each day the NYSE is open for trading  (referred  to in this  Prospectus as a "regular  business  day").  The NYSE normally  closes at 4:00 p.m.,
      Eastern  time,  but may close  earlier on some days.  All  references to time in this Prospectus mean "Eastern time."

         The net asset  value  per  share for a class of shares on a  "regular business  day" is  determined  by  dividing  the value of the Fund's net assets  attributable to that class by the number of shares of that class outstanding  on that  day.  To  determine  net  asset  values,  the Fund assets are valued  primarily on the basis of current market  quotations.
      If market  quotations  are not readily  available  or do not  accurately reflect  fair value for a security (in the  Manager's  judgment) or if a security's value has been materially  affected by events occurring after the close of the NYSE or market on which  the  security  is  principally traded,  that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

         The  Board  has  adopted  valuation  procedures  for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations to the Manager's Valuation  Committee.  Fair value determinations by the
      Manager are subject to review,  approval and  ratification  by the Board
      at  its  next   scheduled   meeting  after  the  fair   valuations   are
      determined.  In  determining  whether  current market prices are readily
      available  and  reliable,   the  Manager  monitors  the  information  it
      receives  in  the   ordinary   course  of  its   investment   management
      responsibilities  for significant  events that it believes in good faith will affect the market  prices of the  securities of issuers held by the
      Fund.  Those  may  include  events   affecting   specific  issuers  (for
      example,  a  halt  in  trading  of the  securities  of an  issuer  on an exchange during the trading day) or events affecting  securities markets
      (for  example,  a securities  market  closes early  because of a natural disaster).  The Fund uses fair value pricing  procedures to reflect what the Manager  and the Board  believe to be more  accurate  values for the
      Fund's  portfolio  securities,  although  it may not  always  be able to accurately determine such values.

            If,  after the close of the  principal  market on which a security held by the Fund is traded  and  before  the time as of which the Fund's net asset values are  calculated  that day, a  significant  event occurs that the Manager  learns of and believes in the exercise of its judgment will  cause a  material  change in the value of that  security  from the closing  price of the  security on the  principal  market on which it is traded,  the  Manager  will use its best  judgment  to  determine a fair value for that security.

The Offering  Price.  To receive the offering price for a particular  day, the
      Distributor  or its  designated  agent must receive your order,  in good order,  by the time the NYSE  closes that day. If your order is received on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive  the order by the  close of the NYSE  (normally  4:00  p.m.) and transmit  it to the  Distributor  so  that  it is  received  before  the
      Distributor's  close of business  on a regular  business  day  (normally
      5:00 p.m.) to receive that day's offering price,  unless your dealer has made  alternative  arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  three different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
      (on investments up to $1 million).  The amount of that sales charge will vary  depending  on the amount you invest.  The sales  charge  rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of different  classes.  Of course, these  examples are based on  approximations  of the effects of current  sales charges  and  expenses  projected  over  time,  and do not  detail  all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future financial needs cannot be predicted with certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares. Because of the effect of class-based expenses,  your choice will also  depend on how much you plan to invest.  For  example,  the reduced sales  charges  available  for larger  purchases  of Class A shares may, over time,  offset the effect of paying an initial  sales charge on your investment,  compared  to the  effect  over time of  higher  class-based expenses on shares of Class B or Class C.

   o  Investing  for  the  Shorter  Term.  While  the  Fund is  meant  to be a long-term  investment,  if you have a relatively  short-term  investment horizon  (that is,  you plan to hold your  shares  for not more than six years),  you  should  most  likely  invest  in Class A or Class C shares rather  than Class B shares.  That is because of the effect of the Class
      B contingent  deferred  sales charge if you redeem within six years,  as well as the  effect  of the  Class B  asset-based  sales  charge  on the investment  return  for  that  class in the  short-term.  Class C shares might be the  appropriate  choice  (especially  for  investments of less than  $100,000),  because  there is no initial  sales  charge on Class C shares,  and the  contingent  deferred  sales  charge  does not apply to amounts you sell after holding them one year.

      However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon  increases  toward six years,  Class C shares might not be as advantageous  as Class A shares.  That is because the  annual  asset-based  sales  charge  on Class C shares  will  have a greater  impact on your  account  over the longer  term than the reduced front-end  sales  charge  available  for  larger  purchases  of  Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally,  the dividends payable to Class B and Class C shareholders will be reduced by the  additional  expenses borne by those classes that are not  borne  by  Class A  shares,  such  as the  Class B and  Class C asset-based  sales  charges  described  below  and in the  Statement  of
      Additional Information.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling  another  class.  It is important  to remember  that Class B and
      Class C contingent  deferred sales charges and asset-based sales charges have the same purpose as the front-end  sales charge on sales of Class A shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers  and  financial  institutions  for selling  shares.  The
      Distributor  may pay additional  compensation  from its own resources to securities  dealers or  financial  institutions  based upon the value of shares of the Fund owned by the dealer or financial  institution for its own account or for its customers.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is  normally  net asset  value  plus an  initial  sales  charge.
However,  in some  cases,  described  below,  purchases  are not subject to an initial sales charge,  and the offering price will be the net asset value.  In other cases, reduced sales charges may be available,  as described below or in the Statement of  Additional  Information.  Out of the amount you invest,  the
Fund receives the net asset value to invest for your account.

      The sales  charge  varies  depending on the amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as concession.  The  Distributor  reserves the right to reallow the  entire  concession  to  dealers.  The  current  sales  charge  rates  and concessions paid to dealers and brokers are as follows:

 ---------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%           4.00%
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%           4.00%
 less than $100,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%           3.00%
 less than $250,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%           2.25%
 less than $500,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%           1.80%
 less than $1 million
 ---------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of
Additional  Information details the conditions for the waiver of sales charges that apply in certain  cases and the special  sales charge rates that apply to purchases of shares of the Fund by certain  groups,  or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the  Distributor  when  purchasing  shares or the  Transfer  Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales  Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced  sales charge rates set forth in the table above under the Fund's "Right of  Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease  offering  these programs at any time
o     Right of  Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger  purchase than you are currently  making
         (as shown in the table above),  you can add the value of any Class A,
         Class B or,  Class C shares  of the Fund or other  Oppenheimer  funds that you or your spouse  currently own, or are currently  purchasing, to the value of your Class A share  purchase.  Your Class A shares of
         Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash Reserves on
         which you have not paid a sales  charge  will not be counted for this purpose.  In totaling  your  holdings,  you may count  shares held in your  individual  accounts  (including  IRAs and 403(b) plans),  your joint accounts with your spouse,  or accounts you or your spouse hold as trustees or  custodians on behalf of your children who are minors.
         A fiduciary  can count all shares  purchased  for a trust,  estate or
         other  fiduciary  account  that  has  multiple  accounts   (including
         employee  benefit  plans for the same  employer).  If you are  buying shares  directly from the Fund,  you must inform the  Distributor  of your  eligibility  and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.  If you are buying  shares through your  financial  intermediary  you must notify your financial intermediary  of your  eligibility  for the Right of  Accumulation at the time of your purchase.

            To count shares of eligible  Oppenheimer funds held in accounts at other  intermediaries  under this Right of  Accumulation,  you may be requested to provide the  Distributor  or your  current  intermediary with a copy of all account  statements  showing your current holdings
         of  the  Fund  or  other  eligible   Oppenheimer   funds,   including
         statements  for accounts held by you and your spouse or in retirement plans or trust or custodial  accounts for minor children as described above.  The Distributor or intermediary  through which you are buying shares will  calculate  the value of your eligible  Oppenheimer  fund shares,  based on the current  offering  price,  to  determine  which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters  of  Intent.  You may also  qualify  for  reduced  Class A sales charges  by  submitting  a Letter  of Intent  to the  Distributor.  A
         Letter  of  Intent  is a  written  statement  of  your  intention  to purchase a  specified  value of Class A, Class B or Class C shares of the Fund or other  Oppenheimer  funds  over a  13-month  period.  The total  amount  of your  intended  purchases  of Class A,  Class B and
         Class C shares  will  determine  the reduced  sales  charge rate that will apply to your Class A share  purchases  of the Fund  during that period.  You  can  choose  to  include  purchases  made up to 90 days before  the date  that you  submit a Letter.  Your  Class A shares of
         Oppenheimer  Money Market Fund or Oppenheimer  Cash Reserves on which you  have  not  paid a sales  charge  will  not be  counted  for this purpose.  Submitting  a Letter of  Intent  does not  obligate  you to purchase  the  specified  amount of  shares.  You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent,  the front-end  sales charge you paid on your  purchases  will be  recalculated  to reflect the actual value of shares you purchased.  A certain  portion of your shares will be held in escrow by the Fund's  Transfer  Agent for this purpose.  Please  refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement of  Additional  Information  for more  complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without sales charge, at the net asset value per share in
         effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund or any of the Oppenheimer funds into which shares of the Fund may be exchanged without sales charge. This privilege applies to redemptions of Class A
         shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
         Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor).  These are
         described in greater detail in Appendix C to the Statement of
         Additional Information, which may be ordered by calling
         800.255.5677 or through the OppenheimerFunds website at
         www.oppenheimerfunds.com (follow the hyperlinks: "Access
         Accounts and Services" - "Forms & Literature" - "Order
         Literature" - "Statements of Additional Information"). A
         description of these waivers and special sales charge
         arrangement is also available for viewing on the
         OppenheimerFunds website (follow the hyperlinks: "Research
         Funds" - "Fund Documents" - "View a description..."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to the
         contingent deferred sales charges.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds aggregating $1 million or more. The  Distributor  pays dealers of record concessions  in an amount  equal to 0.50% of  purchases of $1 million or more (other than purchases by retirement plans,  which are not permitted in the Fund).  That  concession  will not be paid on purchases of shares by exchange or that were previously  subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares  within an 18 month  "holding  period"
      measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales  charge  (called  the  "Class  A  contingent deferred sales  charge") may be deducted from the  redemption  proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the  aggregate  net asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The  Class A  contingent  deferred  sales  charge  will not  exceed  the aggregate  amount of the concessions the Distributor paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning of the calendar  month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in    Contingent Deferred Sales Charge on
Which Purchase Order was Accepted    Redemptions in That Year (As % of Amount
                                     Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                          None
--------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other
      Class  B  shares  that  were  acquired  by  reinvesting   dividends  and
      distributions  on the  converted  shares  will also  convert  to Class A shares.  For further  information on the conversion  feature and its tax implications,  see "Class B  Conversion"  in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C  SHARES?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a  holding  period  of 12 months  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0%
will be  deducted  from  the  redemption  proceeds.  The  Class  C  contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.25% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers,
      brokers,  banks  and  other  financial  institutions   periodically  for
      providing   personal  service  and  maintenance  of  accounts  of  their customers that hold Class A shares.

Distribution  and Service  Plans for Class B and Class C Shares.  The Fund has
      adopted  Distribution  and Service  Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing  Class
      B and Class C shares and servicing  accounts.  Under the plans, the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.75% per year on  Class B shares  and on Class C  shares.  The  Distributor  also receives a service fee of up to 0.25% per year under each plan.

      The  asset-based  sales  charge and service  fees  increase  Class B and
      Class C expenses  by 1.00% of the net assets per year of the  respective class.  Because  these  fees  are paid out of the  Fund's  assets  on an ongoing  basis,  over time  these  fees will  increase  the cost of your investment and may cost you more than other types of sales charges.

      The  Distributor  uses  the  service  fees  to  compensate  dealers  for providing  personal  services for accounts  that hold Class B or Class C shares. The Distributor  normally pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.
      After the shares  have been held for a year,  the  Distributor  pays the service fees to dealers periodically.

      The  Distributor  currently  pays a sales  concession  of  3.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  4.00%  of  the  purchase   price.   The
      Distributor  normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  C  shares  is  therefore  1.00%  of  the  purchase   price.   The
      Distributor pays the asset-based  sales charge as an ongoing  concession to the dealer on Class C shares  that have been  outstanding  for a year or more. The Distributor  normally retains the Class C asset-based sales charge  during the first year after  Class C shares are  purchased.  See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full class C asset-based sales charge and the full service fee to the dealer beginning the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS.  The
Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any concessions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.
      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any change you make to the bank  account  information  must be made by signature-guaranteed  instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  by using the Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner,  please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement.
   o  Shares are being  transferred  to a Fund account with a different  owner or name.
   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.
      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

Receiving  Redemption  Proceeds by Wire.  While the Fund  normally  sends your money by check,  you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

CHECKWRITING.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.
o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your  shares  fluctuate  in value and you  should not write a check close to the total account value.
o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received  by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00  p.m.,  but may be  earlier  on some  days.  You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A,  Class B or Class C  contingent  deferred  sales charge and redeem any of those shares  during the  applicable  holding  period for the  class  of  shares,  the  contingent  deferred  sales  charge  will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix C to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information
      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for  exchanges in the  Statement of Additional  Information or you can  obtain a list by  calling  a  service  representative  at
         1.800.225.5677.  The funds  available  for  exchange  can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer  fund.
         However,  if you  exchange  your shares  during the  applicable  CDSC holding  period,  the  holding  period  will  carry  over to the fund shares that you  acquire.  Similarly,  if you  acquire  shares of the
         Fund in  exchange  for  shares of another  Oppenheimer  fund that are subject to a CDSC  holding  period,  that  holding  period will carry over  to the  acquired  shares  of  the  Fund.  In  either  of  these situations,  a  CDSC  may  be  imposed  if the  acquired  shares  are redeemed  before the end of the CDSC  holding  period that applied to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that
         apply  to  certain  types  of   exchanges.   These   conditions   and
         circumstances  are  described  in  detail  in the  "How  to  Exchange
         Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis. Please refer to "How to
      Exchange Shares" in the Statement of Additional Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
"street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual  "Minimum  Balance  Fee" is assessed on each Fund  account with a value of less than $500.  The fee is  automatically  deducted  from each applicable  Fund account  annually in  September.  See the  Statement of
      Additional  Information  to  learn  how you can  avoid  this fee and for circumstances under which this fee will not be assessed.
The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
The  redemption  price for shares  will vary from day to day because the value of the  securities in the Fund's  portfolio  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.
The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of  small  accounts  may be made by the  Fund if the account  value has  fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear  market  risks until such time as such securities are converted into cash.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  Number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy  notices  will be  sent to you  commencing  30  days  after  the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net tax-exempt  income and/or net taxable  investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date selected by the Board of Trustees.  Daily  dividends will not be declared or paid on  newly-purchased  shares until  Federal  Funds are available to the
Fund from the purchase payment for such shares.

       The Fund  attempts  to pay  dividends  on Class A shares at a  constant level.  There  is no  assurance  that it will be able to do so.  The  Board of
Trustees may change the targeted  dividend  level at any time,  without  prior
notice  to  shareholders.   The  amount  of  those  dividends  and  any  other
distributions  paid on other  classes of shares may vary over time,  depending on market  conditions,  the composition of the Fund's portfolio,  and expenses borne by the  particular  class of shares.  Dividends and other  distributions paid on Class A shares will  generally  be higher than  dividends  for Class B and Class C shares,  which normally have higher  expenses than Class A shares.
The  Fund  cannot   guarantee   that  it  will  pay  any  dividends  or  other
distributions.

CAPITAL GAINS.  Although the Fund does not seek capital gains,  it may realize capital  gains on the sale of portfolio  securities.  If it does,  it may make distributions  out of any net short-term or long-term capital gains each year.
The Fund may make  supplemental  distributions  of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital  gains  distributions  in a  particular  year.  Long-term capital gains will be separately  identified in the tax  information  the Fund sends you after the end of the calendar year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:
Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES.  Dividends  paid  from  net  investment  income  earned  by the Fund on municipal  securities  will be excludable from gross income for federal income tax purposes.

      Dividends  and capital  gains  distributions  may be subject to federal, state or local taxes. Any short-term  capital gain  distributions  are taxable to you as ordinary  income.  Any  long-term  capital  gain  distributions  are taxable to you as long-term  capital gains,  no matter how long you have owned shares  in the  Fund.  The  Fund  may  derive  gains  in part  from  municipal obligations the Fund purchased  below their principal or face values.  All, or a portion of these gains may be taxable to you as ordinary  income rather than capital gains.  Whether you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

      Exempt-interest  dividends earned by residents of New York should not be subject to federal,  state,  or local income taxes.  The portion of the Fund's dividends that are  attributable  to income earned on other  obligations  (not
New York municipal  securities) will normally be subject to New York State and
City personal income tax.

     Every  year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  The
Fund  will  also  send  you  a  separate   statement   summarizing  the  total
distributions paid by the Fund.

     The  Fund  intends  each  year  to  qualify  as a  "regulated  investment company"  under the  Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal year.  The Fund, as a regulated investment company,  will not be subject to federal income taxes on any of its income,  provided  that  it  satisfies  certain  income,  diversification  and distribution requirements.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate,  you  may  have a  capital  gain  or loss  when  you  sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the  shares and the price you  received  when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
      Fund may be considered a non-taxable  return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders

      This  information is only a summary of certain  federal and state income tax  information  about  your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.31       $  12.75       $  12.67       $  12.15
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .66 1          .72            .71            .68            .67
Net realized and unrealized gain (loss)                  .49            .11           (.44)           .06            .50
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.15            .83            .27            .74           1.17
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.69)          (.69)          (.71)          (.66)          (.65)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.31       $  12.75       $  12.67
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.41%          6.91%          2.07%          6.11%          9.77%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $659,975       $539,834       $533,563       $536,126       $530,464
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $580,413       $536,613       $531,977       $525,519       $526,333
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.17%          5.84%          5.57%          5.44%          5.30%
Total expenses                                          0.93%          0.91%          0.93%          0.89%          0.84%
Expenses after payments and waivers and
reduction to custodian expenses                         0.93%          0.88%          0.93%          0.89%          0.84%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.32       $  12.75       $  12.68       $  12.16
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .56 1          .62            .60            .58            .56
Net realized and unrealized gain (loss)                  .49            .10           (.42)           .06            .51
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.05            .72            .18            .64           1.07
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.59)          (.61)          (.57)          (.55)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.32       $  12.75       $  12.68
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.55%          5.99%          1.36%          5.22%          8.94%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 26,680       $ 27,555       $ 32,851       $ 40,896       $ 46,422
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 26,977       $ 30,212       $ 36,000       $ 42,021       $ 48,115
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.41%          5.05%          4.77%          4.67%          4.53%
Total expenses                                          1.71%          1.69%          1.71%          1.66%          1.61%
Expenses after payments and waivers and
reduction to custodian expenses                         1.71%          1.66%          1.71%          1.66%          1.61%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS C     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.32       $  12.75       $  12.68       $  12.15
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .55 1          .62            .60            .57            .56
Net realized and unrealized gain (loss)                  .50            .10           (.42)           .07            .52
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.05            .72            .18            .64           1.08
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.59)          (.61)          (.57)          (.55)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.32       $  12.75       $  12.68
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.55%          5.99%          1.35%          5.22%          9.03%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 31,119       $ 15,723       $ 13,080       $ 10,603       $  8,251
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 20,347       $ 14,598       $ 11,852       $  9,183       $  6,979
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.32%          5.04%          4.78%          4.66%          4.51%
Total expenses                                          1.70%          1.69%          1.72%          1.66%          1.61%
Expenses after payments and waivers and
reduction to custodian expenses                         1.70%          1.66%          1.72%          1.66%          1.61%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer AMT-Free New York Municipals

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-4054

PR0360.001.01.06
Printed on recycled paper

                        APPENDIX TO THE PROSPECTUS OF
                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

      Graphic material included in the Prospectus of Oppenheimer AMT-Free New
York Municipals ("the Fund") "Annual Total Returns (Class A) (as of 12/31
each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges or taxes.  Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------
      Calendar Year Ended:              Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                                       4.13%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                                       9.16%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                                       5.83%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                                       -4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                                       11.35%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                                       4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                                       6.44%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                                       6.95%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                                       4.38%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/05                                       8.08%

--------------------------------------------------------------------

------------------------------------------------------------------------------
Oppenheimer AMT-Free New York Municipals
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated January 27, 2006

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated January 27, 2006.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings........................................

How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund  ......................................
     The Manager .............................................................

Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account

How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................
Financial Information About the Fund
Report of the Independent Registered Public Accounting Firm...................
Financial Statements .........................................................

Appendix A: Municipal Bond Ratings Definitions.............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds,
Inc., (the "Manager") can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments."
Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date.  To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

         |_|      General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

         |_|      Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement. Further information on those tobacco settlement revenue bonds is provided below in "Tobacco Settlement Revenue
Bonds".  Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_|      Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         |_|      Private Activity Municipal Securities.  The Tax Reform Act of
1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.
However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified"
tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section
501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The Fund invests only in those private activity bonds that are issued by non-profit corporations.  The interest from these private activity bonds are free from the alternative minimum tax.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.
The Fund will not hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) would be subject to the federal alternative minimum tax on individuals and corporations.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i)
more than 10% of the bond proceeds are used for private business purposes and
(ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or
$5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the issuers of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user. This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

         |_|      Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

         |_|      Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

         |_|      Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

         |_|      Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of two hundred seventy (270) days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities.
Their purchase by the Fund would be limited as described below in "Illiquid
Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
      o  the frequency of trades and price quotations for such securities;
      o  the number of dealers or other potential buyers willing to purchase or sell such securities;
      o  the availability of market-makers; and
      o  the nature of the trades for such securities.

      While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X|  Tobacco Settlement Revenue Bonds. The Fund may invest a
significant portion of its assets in tobacco settlement revenue bonds.  As of the Fund's fiscal year ended September 30, 2005, 26.7% of the Fund's assets were invested in tobacco revenue settlement bonds.

Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master Settlement Agreement ("MSA"). The MSA is an
agreement, reached out of court in November 1998 between 46 states and nearly all the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states  have  securitized  the future  flow of those  payments  by selling  bonds  pursuant to  indentures,  some through  distinct  governmental entities created for such purpose.  The bonds are backed by the future revenue flow that is used for  principal  and interest  payments on the bonds.  Annual payments on the bonds,  and thus risk to the Fund, are highly dependent on the receipt  of  future  settlement  payments  to the  state  or its  governmental entity,  as well as  several  other  factors.  The  actual  amount  of  future settlement payments,  therefore, is dependent on many factors,  including, but not limited to, annual domestic cigarette  shipments,  cigarette  consumption, inflation and the financial capability of participating tobacco companies.  As a result,  payments made by tobacco manufacturers could be negatively impacted if the  decrease in tobacco  consumption  is  significantly  greater  than the forecasted  decline.  A market  share  loss by the MSA  companies  to  non-MSA participating  tobacco  manufacturers would cause a downward adjustment in the payment  amounts.  A  participating  manufacturer  filing for bankruptcy  also could cause delays or  reductions  in bond  payments.  The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.
On September 21, 2004, a civil trial (United States v. Philip Morris, et.
al.) began in U.S. district court nearly five years after the U.S. Department of Justice first filed charges against the tobacco industry. The federal government alleges that the major tobacco companies defrauded and misled the
American public about the health risks associated with smoking cigarettes.
However, on February 4, 2005, the U.S. Court of Appeals for the District of
Columbia dismissed the specific claim seeking the disgorgement of $280 billion representing past industry profits, and funding for cessation and counter-advertising programs, and release of all industry documents. During final arguments of the case before the U.S. District Court in June 2005, the
U.S. government reduced its demand for damages from the tobacco industry to
$14 billion - a significant reduction from the original claim for $280 billion. On October 17, 2005, the U.S. Supreme Court denied the U.S.
Department of Justice's petition for certiorari seeking further review of the dismissal of the specific claim seeking disgorgement.

      The named defendant tobacco companies represent approximately 98% of the tobacco industry's market share. The tobacco industry denies any wrongdoing and counters that it has greatly modified its practices, including warning labels on cigarette packs since the 1960s and agreeing to the MSA with the states. A negative outcome to the trial could adversely affect the
MSA companies and, in turn, could potentially cause delays or reductions in bond payments by those companies. However, to date, it is not possible to predict the outcome of the litigation.

      |X|   Credit Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard &
Poor's Ratings Services, a division of the McGraw-Hill Company, Inc. ("S&P") and
Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the
Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.  This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating definitions of Moody's, S&P, and Fitch for municipal securities is contained in Appendix A to this Statement of Additional
Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

         |_|      Special Risks of Lower-Grade Securities. The Fund may invest in municipal securities rated below investment grade up to the limits described in the prospectus. Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade, they may be subject to special risks and have some speculative characteristics.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated May 4, 2005, as updated through November 2, 2005, and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to March 1, 2005 with respect to offerings of New York State, and on or prior to December 21, 2005 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970s the State, some of its agencies, instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      |X| Factors Affecting Investments in New York State Securities.  On
April 18, 2005, the New York State Division of Budget ("DOB") issued the
"2005-06 Enacted Budget Report" containing the 2005-06 Enacted Budget
Financial Plan ("Enacted Budget Financial Plan") for the State.  On October
30, 2005, DOB issued the Mid-Year Update to the 2005-06 Financial Plan (the
"Updated Financial Plan" or "Financial Plan").

      In the Updated Financial Plan, DOB projected balanced operations in the
2005-06 fiscal year and outyear budget gaps of $2.5 billion in 2006-07 and
$4.4 billion in 2007-08.  DOB has revised its revenue forecast upward for each of the three years of the Financial Plan, based on its experience and a revised economic forecast.  Increases in projected General Fund spending across the Financial Plan period partially offset the revenue gains.

      DOB's employment, wage and total personal income growth projections for
2006 continued to reflect the belief that the State economy is on a solid expansionary path.  DOB's New York State Index of Coincident Economic
Indicators showed that the State economy has been in recovery for two years, adding about 80,000 private sector jobs since September 2004.  The outlook for the State labor market was slightly weaker than earlier projected, but represented a significant improvement from the 0.6 percent increase observed in 2004.  Wage income was projected to rise 5.2 percent for 2006, slightly below earlier estimates.  However, the changes were attributed largely to revisions to the underlying data.  For example, both the wage and non-wage components of New York personal income were revised up significantly for 2004.

      As a result of the mid-year economic, revenue and spending revisions,
DOB projected that the State will have $1 billion available in its fiscal stability reserve at the end of 2005-06.  The Financial Plan assumed that the reserve would be used in equal installments to help reduce the budget gaps in
2006-07 and 2007-08.

      The State believed that the expected merger of WellChoice, Inc. and
WellPoint, Inc. would eliminate the most significant known risk to its
2005-06 Financial Plan.  In the 2005-06 fiscal year, the State had been planning on an additional $1.1 billion in revenues for Health Care Reform Act
(HCRA) through stock sales related to the conversion of WellChoice into a for-profit entity.  The merger, if completed as planned, was expected to generate approximately $2 billion in cash in 2005-06 for HCRA, as well as additional resources in future years.

      Many complex political, social and economic forces influence the
State's economy and finances, which may in turn affect the State's Financial
Plan.  These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control.  The Financial Plan is also necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.  DOB believed that its receipts and spending estimates related to the performance of the State and national economies were reasonable.  However, there can be no assurance that actual results will not differ materially and adversely from the results forecasted.  Other risks inherent in the current projections include the performance of the State and national economies, adverse judgments against the State, and changes in the level of Federal aid.

      The Financial Plan projections assumed that Video Lottery Terminal
(VLT) revenues would be used to continue to finance the State's Sound Basic
Education (SBE) program.  The SBE program is part of the State's efforts to comply with a State Court of Appeals ruling that found that the school finance system failed to provide students in New York City with an adequate education in violation of the State Constitution.  The compliance plan also includes traditional school aid and Federal aid.  The State Court of Appeals has upheld the constitutionality of VLTs as a lottery game for education funding.

      Aside from the $21 million in the Contingency Reserve Fund, the
Financial Plan did not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation,
Federal disallowances, or other Federal actions that could adversely affect the State's projections of receipts and disbursements.

      An ongoing risk to the Financial Plan arises from the potential impact of certain litigation and Federal disallowances pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.  For example, the Federal government has been auditing
Medicaid claims submitted since 1993 under the School Supportive Health
Services Program.  These audits had not been finalized, and, as a result, the liability of the State and school districts for any disallowances could not be determined.  Federal regulations include an appeals process that could postpone repayment of any disallowances.  The Financial Plan assumed the
Federal government would fully reimburse these costs.

      In addition, a portion of Federal Medicaid payments related to School
Supportive Health Services has been deferred by the Federal Centers for
Medicare and Medicaid pending finalization of audits.  Since the State has continued to reimburse local school districts for these costs, these Federal deferrals, if not resolved, could negatively impact the Financial Plan.
Alternatively, if the State suspends reimbursement, local governments could be adversely affected.  It was unclear what impact, if any, Federal actions would have on the Financial Plan.  The Financial Plan assumed no significant
Federal disallowances or other Federal Actions that could adversely affect
State finances.

      The State noted that the U.S. economy had been hit by two major hurricanes, Katrina in late August 2005 and Rita in late September 2005.  In addition to the storms' extraordinary human cost, significant damage occurred to the nation's energy production and refining capacity.  With global demand for energy at peak levels, the hurricanes not only disrupted current supply lines but also generated substantial uncertainty about future market conditions, resulting in higher energy prices.  Since then, crude oil prices have receded beneath pre-hurricane levels, but gasoline and natural gas prices had not.  In addition, higher energy prices had begun to filter through the rest of the economy.  Consequently, DOB has increased its forecast for inflation.  Inflation, as measured by growth in the Consumer
Price Index was projected by DOB at 3.2 percent for 2006.  With higher energy prices effectively behaving as a "tax" on household spending, DOB expected slightly slower growth during the second half of 2006 than it had in earlier forecasts.  The national economy, as measured by real U.S. Gross Domestic
Product, was expected to grow 3.3 percent in 2006.

      The State noted that the Federal Reserve has continued to raise its
Federal Funds target by consecutive increases since June of 2004.  The State expected the Federal Reserve to continue to raise rates at a "measured pace"
through the first half of 2006 at a slightly more accelerated pace than was assumed previously.  Higher oil prices and rising interest rates were expected to contribute to lower real consumption growth of 3.1 percent for
2006, following estimated growth of 3.6 percent for 2005.  The negative impact of the hurricanes on person income, combined with downward revisions to first and second quarter data, has led DOB to revise personal income growth for 2006 down to 6.0 percent.

      The State noted that there is substantial risk surrounding DOB's forecast in the current environment of accelerating inflation and rising interest rates.  If oil prices remain well above $60 per barrel throughout
2006, both inflation and interest rates could be higher and real output growth lower than DOB had expected.  Persistent geopolitical uncertainty and slower global growth could combine with higher energy prices to produce slower growth in profits, employment, and investment than expected. In turn, continued weakness in the labor market could further depress consumption spending.  In contrast, if oil prices decline faster than expected, real consumption and output could be stronger, while inflation could be weaker than predicted.

      In addition to the risks described above for the national economic forecast, there exist specific risks to the State economy.  According to DOB, chief among them is a weaker performance within the financial sector than was originally projected.  An accelerated pace of interest rate hikes, as well as lower corporate earnings could adversely affect equity markets, possibly resulting in lower bonus payment growth than projected, with the impact largely felt during the first quarter of 2006.  A larger increase in mortgage rates than expected could also have a negative impact on the State's housing market.  In contrast, a stronger national economy than anticipated could result in greater equity market growth and, in turn, stronger finance sector income growth than expected.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      |X| The 2005-06 Financial Plan.  DOB projected General Fund
disbursements, including transfers to other funds, would total $46.9 billion in 2005-06, an increase of $447 million over previous estimates.  General
Fund receipts, including transfers from other funds, were projected to total
$47.1 billion in 2005-06, an increase of $777 million from previous estimates.  The positive revisions were attributed to better than anticipated  results in personal income taxes and corporate franchise taxes.

      DOB believed the revisions to the receipts forecast were conservative given positive results to date and, as a result, that the potential existed fore future positive changes to the revenue forecast.  However, much of the increase in collections through September 2005 was concentrated in taxes that historically have been highly volatile, especially the real estate transfer tax, estate tax, and the corporate franchise tax.  Should the upward trend in these taxes continue to be positive, DOB expected to revise the receipts forecast upward with the 2006-07 Executive Budget presentation.

      The General Fund was projected to end the 2005-06 fiscal year with a balance of $2.8 billion.  The projected balance includes $1 billion in he fiscal stability reserve which was planned to be used in equal installments to lower outyear gaps, $872 million in the Tax Stabilization Reserve Fund
(the "rainy day reserve"), $552 million in the Personal Income Tax (PIT)
Reserve Fund set aside to pay refunds on calendar year 2005 tax liabilities,
$286 million in the Community Projects Fund that finances existing legislative and gubernatorial initiatives, and $21 million in the Contingency
Reserve Fund for litigation.

      The most significant revisions to the three-year General Fund forecast included an increase in projected revenues driven by continued favorable economic conditions, partially offset by higher spending for energy in the wake of the gulf coast hurricanes, Medicaid due mainly to the implementation of the Federal Medicare Part D Prescription Drug Benefit Program, and an
additional General Fund subsidy to HCRA in 2007-08.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;
      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating Local
Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.
As of June 1995, LGAC had issued bonds and notes to provide net proceeds of
$4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related in part to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law, other than local authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2004, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $120.4 billion, only a portion of which constituted
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of December 14, 2005, S&P
had rated the State's general obligation bonds "AA," Moody's had rated those bonds "Aa3" and Fitch had rated those bonds "AA-".  These ratings reflect only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained. There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State's bonds.

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2005, the
State had approximately $3.7 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were
$484 million for the 2004-05 fiscal year and were estimated to be $490 million for the State's 2005-06 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2005-06 fiscal year or thereafter.

      The State has reported its belief that the 2005-06 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2005-06 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of
Claims payments and projected fund balances in the General Fund.  In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2005-06
Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced
2005-06 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, are not presently determinable, it was the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2005-06 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the
City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumed that the economic slowdown that began in 2001 as a result of the September 11 attack, a national economic recession, and a downturn in the securities industry had come to an end in 2003.  The financial plan assumed continued moderate growth in calendar year 2005.

       For each of the 1981 through 2005 fiscal years, the City's General
Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, which relates to the City and certain entities that receive funds from the City, including the City's financial plan for the 2006 through 2009 fiscal years submitted to the Control Board on July 6, 2005 (the "July Financial Plan"),
and Modification No. 06-1 to the July Financial Plan submitted to the Control
Board on November 22, 2005 (the July Financial Plan , as so modified, the
"2006-2009 Financial Plan", or "Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance
Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City may issue revenue and tax anticipation notes to finance its seasonal working capital requirements, although it did not expect to issue such notes in fiscal year 2006.  The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2006-09 Financial Plan.  For the 2005 fiscal year, the
City's General Fund had an operating surplus of $3.534 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2005 fiscal year was the twenty-fifth consecutive year that the City had achieved balanced operating results when reported in accordance with GAAP.

______The Financial Plan projected revenues and expenses for the 2006 fiscal year balanced in accordance with GAAP, and projected gaps of $2.3 billion,
$4.1 billion and $3.5 billion in fiscal years 2007 through 2009, respectively.  The Financial Plan reflects increases in projected net revenues since the July Financial Plan totaling $2.0 billion, $1.4 billion,
$1.3 billion and $1.4 billion in fiscal years 2006 through 2009, respectively, resulting primarily from increases in estimated real estate transaction, personal income and business tax revenues offset by the effect of certain scheduled reductions in tax rates.  The Financial Plan also reflects increases in projected net expenditures since the July Financial
Plan totaling $300 million, $906 million, $961 million and $980 million in fiscal years 2006 through 2009, respectively.  Increases in projected expenditures since the July Fiscal Plan include:  (i) increased labor costs as a result of recent settlements of labor negotiations and provision for similar increases for collective bargaining units not yet settled of $661 million, $1.1 billion, $1.2 billion and $1.2 billion in fiscal years 2006 through 2009, respectively; (ii) increased energy costs of $101 million, $102 million, $88 million and $83 million in fiscal years 2006 through 2009, respectively; and (iii) increased agency spending of $56 million, $58 million, $59 million and $65 million in fiscal years 2006 through 2009, respectively.  Decreases in projected City-funded expenditures since the July
Financial Plan result from (i) increases in State education aid of $35 million, $300 million, $337 million and $337 million in fiscal years 2006 through 2009, respectively; (ii) a one-time decrease in Medicaid expenses of
$450 million due to a change in accrual methods for Medicaid payments beginning in fiscal year 2006; and (iii) decreased debt service costs of $33 million, $35 million, $27 million and $8 million in fiscal years 2006 through
2009, respectively.  The Financial Plan included the proposed prepayment in fiscal year 2006 of $1.7 billion in debt service due in fiscal year 2007.

______The Financial Plan included funding for all recent labor contract settlements covering the vast majority of City employees and made provision for wage increases for collective bargaining units not yet settled consistent with the settled patterns.  The Financial Plan made provision for a fourth contract year under the 2002-05 round of collective bargaining with a 3.15%
wage increase in that year and made provision for 1.25% wage increases annually thereafter for all City employees.

______The Financial Plan does not reflect some changes in actuarial assumptions and funding methodologies which have been approved by the boards of trustees of the five major actuarial pension systems and which are expected to be approved by the State legislature.  Such changes were projected to result in savings in fiscal years 2006 and 2007 but offsetting costs thereafter.

______On December 15, 2005, the City's Office of Management and Budget
("OMB") instructed agencies to prepare proposals to reduce agency spending or generate additional revenues by an aggregate of $250 million in fiscal year
2006 and $500 million in fiscal year 2007 and generate recurring savings in the out-years of the Financial Plan.

______The transit workers union which represents a large portion of the employees of New York City Transit went on a three-day strike on December 20,
2005 that affected the vast majority of the bus and train service provided by
New York City Transit.  The City estimated that each day of the strike resulted in approximately $22 million in reduced tax revenue and increased police overtime expenditures and caused substantial losses in economic activity in the City.  On January 20, 2006, the transit workers union narrowly rejected a new contract. As a result, the possibility of further strikes remained a possibility.

      Although the City has maintained balanced budgets in previous fiscal years, there is no assurance that the Financial Plan or future actions to close projected outyear gaps can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions.  Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

______The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the continuing effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for
City employees exceed the annual wage costs assumed for the 2006 through 2009 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the
Health & Hospitals Corporation and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the
City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets.  Certain of these assumptions have been questioned by the City Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On December 15, 2005, the City Comptroller released a report on the
Financial Plan.  The report forecasted slower job growth and higher inflation rates, but a higher growth in Gross City Product than the City.  The report attributed some of the differences in estimated Gross City Product growth to a rebound in Wall Street performance in calendar year 2005 that will likely exert a greater stimulus than was expected at the time of the Financial
Plan.  The report stated that fiscal year 2006 was expected to end balanced according to GAAP, but would consume a significant portion of the surpluses accumulated from prior years in doing so.

      On December 14, 2005, the staff of the Office of the State Deputy
Comptroller issued a report on the Financial Plan.  The report identified net benefits of approximately $1.1 billion and $513 million for fiscal years 2006 and 2007, respectively, and net risks of $120 million and $390 million for fiscal years 2008 and 2009, respectively, which, when added to the results projected in the Financial Plan, would produce an additional surplus of $1.1 billion in fiscal year 2006 and, after an assumed transfer to fiscal year
2007 of that additional surplus, result in gaps of $647 million, $4.2 billion and $3.9 billion in fiscal years 2007 through 2009, respectively.

      On December 20, 2005, the staff of the Control Board issued a report on the Financial Plan.  The report quantified certain risks and possible resources.  The report identified possible net resources of $947 million for fiscal year 2006 and $516 million for fiscal year 2007 and net risks of $62 million in fiscal year 2008 and $261 million in fiscal year 2009, which, when combined with the results projected in the Financial Plan, result in an estimated surplus of $947 million in fiscal year 2006 (after providing for the prepayment of $1.7 billion of fiscal year 2007 debt service with fiscal year 2006 revenues), and estimated gaps of $1.7 billion, $4.2 billion and
$3.7 billion for fiscal years 2007 through 2009, respectively.

      On December 15, 2005 the Independent Budget Office released a report reviewing the Financial Plan.  In this report, the IBO estimated the City's fiscal year 2006 surplus would be $1.9 billion, and expected budget gaps of
$1.8 billion $3.3 billion and $2.4 billion in fiscal years 2007 through 2009, respectively.  These results would be more favorable than the Financial Plan by $135 million, $445 million, $771 million and $1.0 billion in fiscal years
2006 through 2009, respectively.  The IBO report forecasted continued growth for the local economy and a strengthening in local employment growth in
2006.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance could be given that these estimates and projections, which included actions which the City expected would be taken but which were not within the City's control, would be realized.

      |X|   Ratings of the City's Bonds.  As of December 14, 2005, Moody's,
S&P and Fitch rated the City's general obligations bonds A1, A+ and A+, respectively.  These ratings reflected only the views of Moody's, S&P and
Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

      |X|   The City's Outstanding Indebtedness.  As of September 30, 2005,
the City had $34.229 billion of outstanding net long-term indebtedness.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2005, the City expended $590.3 million for judgments and claims, $147.2 million of which was reimbursed by the Health & Hospitals
Corporation.  The Financial Plan included provisions for the payment of judgments and claims of $600.7 million, $646.5 million, $689.8 million, and
$742.7 million for the 2006 through 2009 fiscal years, respectively.  The
City is a party to numerous lawsuits and is the subject of numerous claims and investigations.  The City has estimated that its potential future liability for outstanding claims against it as of June 30, 2005 amounted to approximately $4.8 billion.

Other  Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies  and  investments described  below. It is not required to use all of these  strategies at all times, and at times may not use them.

      |X|   Floating Rate and Variable Rate Obligations.  Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety one (91) day U.S.
Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one (1) year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.
As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.
The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than  thirty (30) days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

     |X|    Inverse Floaters.  "Inverse Floaters" are municipal obligations on which the income typically declines as short term rates increase and increase as rates decline. Inverse floaters are a form of derivative instruments. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater.
As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 20% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      |X|   When-Issued and Delayed-Delivery Transactions.  The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" or "forward commitment" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2)
years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the
Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities of any type at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the
Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.
Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements.  The Fund may acquire securities
subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five (5) days of the purchase.
Repurchase agreements having a maturity beyond seven (7) days are subject to the
Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7)
days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid Securities.  The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. As a matter of fundamental policy, the Fund cannot purchase any securities that are subject to restrictions on resale.

|X|   Borrowing for Leverage.  The Investment Company Act imposes certain restrictions on the borrowing activities of mutual funds.  The restrictions on borrowing are designed to protect shareholders and their investment in a fund by limiting a fund's ability to leverage its assets.  Leverage exists when a fund has the right to a return on an investment that exceeds the amount the fund contributed to the investment.  Borrowing money to make an investment is an example of how a fund leverages its assets.  The use of leverage exposes shareholders and their investments in a fund to a greater risk of loss.  For example, borrowing may cause the value of a fund's shares to be more volatile than if the fund did not borrow.  A fund's borrowing policy must be a fundamental investment policy.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing. The Fund may also borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds.  Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In  addition,  pursuant  to an  exemptive  order  issued  by the  SEC to
Citicorp North America,  Inc.  ("Citicorp"),  the Fund also has the ability to borrow,  subject to the limits  established by its investment  policies,  from commercial paper and medium-term  note conduits  administered by Citicorp that issue  promissory  notes to fund  loans to  investment  companies  such as the
Fund.  These loans may be secured by assets of the Fund, so long as the Fund's policies  permit it to pledge its assets to secure a debt.  Liquidity  support for these loans will be provided by banks  obligated to make loans to the Fund in the event the  conduit or  conduits  are unable or  unwilling  to make such loans.  The Fund will have the right to prepay  such loans and  terminate  its participation  in the conduit loan facility at any time upon prior notice.  As a  borrower  under a conduit  loan  facility,  the Fund  maintains  rights and remedies  under state and federal law  comparable  to those it would  maintain with respect to a loan from a bank.

|X|   Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's Board of
Trustees.  These loans are limited to not more than 25% of the value of the
Fund's total assets. The Fund presently does not intend to lend securities, but if it does, the value of loaned securities is not expected to exceed 5% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the
Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a)
negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

      |X|   Other Derivative Investments. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.
However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

|X|   Hedging.  The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
      o  sell interest rate futures or municipal bond index futures,
      o  buy puts on such futures or securities, or
      o  write covered calls on securities, municipal bond indices, interest rate futures or municipal bond index futures. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the
         Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      o  buy interest rate futures or municipal bond index futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|_|   Futures.  The Fund can buy and sell futures contracts relating to interest rates (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").  As a fundamental policy, these are the only futures contracts the Fund can buy and sell.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund can elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates
(measured by each 1% change in the rates on U.S. Treasury securities).  For example, if a bond has an effective duration of three (3) years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S.
Treasury Bonds might have been greater than anticipated).

|_|   Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

|_|   Writing Covered Call Options.  The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.

(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The NASDAQ
    Stock Market, Inc. or traded in the over-the-counter market.

(3)   Each call the Fund writes must be "covered" while it is outstanding.
    That means the Fund must own the investment on which the call was written.
(4)   The Fund may write calls on futures contracts whether or not it owns them.

      When the Fund writes a call on a security, it receives cash (a premium).
The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the
Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will settle the transaction by paying an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.
In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The Securities and Exchange
Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

|_|   Writing Uncovered Call Options on Futures Contracts. The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will identify additional liquid assets on its books if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_|   Purchasing Calls and Puts.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The
Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment. Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

|_|   Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund might cause the
Fund to sell related portfolio securities, thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.  All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market might decline.  If the Fund then concludes not to invest in such securities because of concerns that there might be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.
      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

|_|   Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than
25% of its total assets.  Also, the Fund will identify liquid assets on its books
(such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by
it.  Credit risk arises from the possibility that the counterparty will default.
If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.
The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as
"aggregation."

|_|   Regulatory Aspects of Hedging Instruments.  The Commodity Futures
 Trading Commission ("CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies.
 Consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
 ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
o     commercial paper rated "A-1" by S&P, or having a comparable rating by another nationally-recognized rating agency; and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund might also hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

|X|   Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate during the prior five fiscal years is provided in the Financial Highlights table at the end of the
Fund's prospectus.

|X|   Taxable  Investments.  While  the Fund can  invest  up to 20% of its net assets in investments  that generate  income subject to income taxes,  it does not anticipate  investing  substantial  amounts of its  assets in taxable  investments under normal market  conditions or as part of its normal  trading  strategies  and policies.  To the extent it invests in taxable  securities,  the Fund would not be able to meet its  objective of providing  tax exempt  income to its  shareholders.
Taxable  investments  include,  for  example,   hedging  instruments,   repurchase
agreements,  and some of the types of securities  the Fund would buy for temporary defensive purposes.

Other Investment Restrictions

|X|   What  Are  "Fundamental   Policies?"   Fundamental  policies  are  those
policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a  "majority"  of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, such a "majority"  vote is defined as the vote of the holders of the lesser of:
      o  67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's  investment  objective is a fundamental  policy.  Other  policies described in the  Prospectus  or this  Statement  of  Additional  Information  are
"fundamental"  only if they are  identified as such.  The Fund's Board of Trustees
can  change  non-fundamental  policies  without  shareholder  approval.   However,
significant  changes to investment  policies will be described in  supplements  or updates  to the  Prospectus  or  this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant investment policies are described in the
Prospectus.

|_|   Does  the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

o     The Fund  cannot make loans,  except to the extent  permitted  under the
Investment  Company  Act, the rules or  regulations  thereunder  or any  exemption therefrom  that is applicable to the Fund, as such statute,  rules or  regulations may be amended or interpreted from time to time.

o     The Fund may not borrow money,  except to the extent permitted under the
Investment  Company  Act, the rules or  regulations  thereunder  or any  exemption therefrom  that is applicable to the Fund, as such statute,  rules or  regulations may be amended or interpreted from time to time.

o     The  Fund  cannot  buy  securities  or  other   instruments   issued  or
guaranteed  by any  one  issuer  if more  than 5% of its  total  assets  would  be invested in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation applies to
75% of the Fund's total assets.  The limit does not apply to securities  issued or guaranteed by the U.S. government or any of its agencies or  instrumentalities  or securities of other investment companies.o

o     The Fund cannot  invest 25% or more of its total assets in any industry.
That  limit  does  not  apply  to  securities  issued  or  guaranteed  by the U.S.
government  or  its  agencies  and   instrumentalities  or  securities  issued  by
investment  companies.  Nor does  that  limit  apply to  municipal  securities  in general or to New York municipal securities.

o     The  Fund  cannot  invest  in  real  estate,   physical  commodities  or
commodity  contracts,  except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund may not underwrite  securities issued by others,  except to the extent  that a Fund may be  considered  an  underwriter  within the meaning of the
Securities  Act of 1933, as amended,  when  reselling  securities  held in its own portfolio.

o     The Fund cannot issue senior securities,  except to the extent permitted under the  Investment  Company  Act,  the rules or  regulations  may be amended or interpreted from time to time.

      Additionally,  as a  non-fundamental  investment  policy,  the  Fund  cannot invest  in  securities  of  other  investment  companies,  except  to  the  extent permitted  under the Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the Fund makes an investment  (except in the case of borrowing and  investments in illiquid  securities).  In that case the Fund need not sell securities to meet the percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

Diversification.   The  Fund  intends  to  be  "diversified"  as  defined  in  the
Investment Company Act and to satisfy the restrictions  against investing too much of its  assets  in any  "issuer"  as set  forth  in  the  restrictions  above.  In implementing  this  policy,  the  identification  of  the  issuer  of a  municipal security  depends on the terms and  conditions  of the  security.  When the assets
and  revenues  of  an  agency,  authority,   instrumentality  or  other  political
subdivision  are  separate  from  those  of the  government  creating  it and  the security is backed only by the assets and  revenues  of the  subdivision,  agency, authority  or  instrumentality,  the latter would be deemed to be the sole issuer.
Similarly,  if an  industrial  development  bond is backed  only by the assets and revenues of the  non-governmental  user,  then that user would be deemed to be the sole  issuer.  However,  if in either case the creating  government  or some other entity  guarantees  a  security,  the  guarantee  would be  considered  a separate security and would be treated as an issue of that government or other entity.

Concentration.   In  implementing   the  Fund's  policy  not  to  concentrate  its
investments,  the Manager  will  consider a  non-governmental  user of  facilities financed by industrial  development bonds as being in a particular industry.  That is done even though the bonds are municipal  securities,  as to which the Fund has no concentration  limitation.  In this regard, the Fund's  concentration policy is not  applicable  to the Fund's  investments  in tobacco  settlement  revenue bonds because  those  municipal  bonds  are  issued  by the  respective  states or their instrumentalities,  who are not members of any  industry.  For the purposes of the
Fund's  policy  not to  concentrate  its  investments,  the Fund has  adopted  the industry  classifications set for in the Appendix B to the Statement of Additional
Information.  Although this application of the concentration  restriction is not a fundamental  policy  of the  Fund,  it will  not be  changed  without  shareholder approval.

      Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor,
    and Transfer Agent (the "CCO") shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization  and  History.  The  Fund  is  an  open-end,  diversified  management investment  company with an unlimited  number of  authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1984.

      Classes  of  Shares.  The  Trustees  are  authorized,   without  shareholder
approval,  to create new series and  classes  of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a
class  into  a  greater  or  lesser   number  of  shares   without   changing  the
proportionate  beneficial  interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and Class
C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class,
         and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of  Shareholders.  As a Massachusetts  business trust,  the Fund is not  required  to hold,  and does not plan to hold,  regular  annual  meetings  of shareholders,  but may hold  regular  shareholder  meetings  from  time to time on important  matters or when  required  to do so by the  Investment  Company  Act or other applicable law.  Shareholders  have the right, upon a vote or declaration in writing of two-thirds of the  outstanding  shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the
Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
Manager.

            The Board of Trustees has an Audit Committee, a Regulatory &
Oversight Committee, a Governance Committee, and a Proxy Committee.  Each
committee is comprised solely of Trustees who are not "interested person"
under the Investment Company Act (the "Independent Trustees").  The members of the Audit Committee are Joel Motley (Chairman), Mary F. Miller, Kenneth A.
Randall and Joseph M. Wikler. The Audit Committee held five meetings during the Fund's fiscal year ended September 30, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent registered public accounting firm (also referred to as the
"independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit and non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian F.
Wruble. The Regulatory & Oversight Committee held five meetings during the Fund's fiscal year ended September 30, 2005. The Regulatory & Oversight Committee
evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company
Act and other applicable law, among other duties as set forth in the Regulatory &
Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.  The
Governance Committee held eight meetings during the Fund's fiscal year ended
September 30, 2005. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election.  The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new
Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders.  The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager.  The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of
OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer AMT-Free New York Municipals, c/o the Secretary of the Fund.

      Submissions should at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an
"interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.  Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance
Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act.  In addition, certain other relationships with Massachusetts mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee.  In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules.  The Governance Committee also considers whether the individual's background skills and experience will complement the background, skills and experience of other Trustees and will contribute to the Board.  There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.  Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman),
Matthew P. Fink and Mary F. Miller.  The Proxy Committee held one meeting during the Fund's fiscal year ended September 30, 2005.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the
Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an Independent Trustee.  All of the Trustees are also Trustees of the following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer International Growth Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer International Large Cap Core Fund
Oppenheimer Balanced Fund                  Oppenheimer International Small Company Fund
Oppenheimer California Municipal Fund      Oppenheimer International Value Fund
                                           Oppenheimer Limited Term California  Municipal
Oppenheimer Capital Appreciation Fund      Fund
Oppenheimer Developing Markets Fund        Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Multi-State Municipal Trust
Oppenheimer Dividend Growth Fund           Oppenheimer Portfolio Series
Oppenheimer Emerging Growth Fund           Oppenheimer Real Estate Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    OFI Tremont Core Strategies Hedge Fund
Oppenheimer Global Opportunities Fund      OFI Tremont Market Neutral Hedge Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Growth Fund                    Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Diversified Fund Oppenheimer U.S. Government Trust

      In addition to being a director or trustee of the Board I Funds, Messrs.
Galli and Wruble are also a directors or trustees of ten other portfolios, and
Messrs. Wikler and Wold are trustees of one other portfolio, in the
OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

      Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy, Petersen,
Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are officers of the Fund, hold the same offices with one or more of the other Board I Funds.
As of December 30, 2005 the Trustees and officers of the Fund, as a group, owned beneficially or of record 2.55% of the Fund's Class A shares.  The Trustees and officers of the Fund as a group, did not own more than 1% of the equity securities of any other share class or of the Fund as a whole.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustees, (nor any of their immediate family members)
owns securities of either the Manager or Distributor of the Board I Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below.  The charts also include information about each Trustee's beneficial share ownership in the Fund and in all registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised
Funds").  The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------
                                  Independent Trustees
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                            Dollar Range
                                                                Range of     Of Shares
                                                                 Shares     Beneficially
Held with the      Years; Other Trusteeships/Directorships     Beneficially   Owned in
Fund, Length of    Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age       Complex Currently Overseen                   the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                                                As of December 31, 2005
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Clayton K.         Director of American Commercial Lines       $0          Over $100,000
Yeutter, Chairman  (barge company) (since January 2005);
of the Board of    Attorney at Hogan & Hartson (law firm)
Trustees since     (since June 1993); Director of Covanta
2003,              Holding Corp. (waste-to-energy company)
Trustee since 1993 (since 2002); Director of Weyerhaeuser
Age: 75            Corp. (1999-April 2004); Director of
                   Caterpillar, Inc. (1993-December 2002);
                   Director of ConAgra Foods (1993-2001);
                   Director of Texas Instruments (1993-2001);
                   Director of FMC Corporation (1993-2001).
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Matthew P. Fink,   Trustee of the Committee for Economic       $0          Over $100,000

Trustee since 2005 Development (policy research foundation)
Age: 65            (since 2005); Director of ICI Education
                   Foundation (education foundation) (since
                   October 1991); President of the Investment
                   Company Institute (trade association)
                   (1991-2004); Director of ICI Mutual
                   Insurance Company (insurance company)
                   (1991-2004). Oversees 38 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert G. Galli    A director or trustee of other Oppenheimer  $0          Over $100,000
Trustee since 1993 funds. Oversees 48 portfolios in the
Age: 72            OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Phillip A.         Distinguished Presidential Fellow for       $0          Over $100,000
Griffiths,         International affairs (since 2002) and
Trustee since 1999 Member (since 1979) of the National
Age: 67            Academy of Sciences; Council on Foreign
                   Relations (since 2002); Director of GSI
                   Lumonics Inc. (precision medical equipment
                   supplier) (since 2001); Senior Advisor of
                   The Andrew W. Mellon Foundation (since
                   2001); Chair of the Science Initiative
                   Group (since 1999); Member of the American
                   Philosophical Society (since 1996);
                   Trustee of Woodward Academy (since 1983);
                   Foreign Associate of Third World Academy
                   of Sciences; Director of the Institute for
                   Advanced Study (1991-2004); Director of
                   Bankers Trust New York Corporation
                   (1994-1999); Provost at Duke University
                   (1983-1991). Oversees 38 portfolios in the
                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mary F. Miller,    Trustee of the American Symphony Orchestra  $0          None
Trustee since 2004 (not-for-profit) (since October 1998); and
Age: 63            Senior Vice President and General Auditor
                   of American Express Company (financial
                   services company) (July 1998-February
                   2003). Oversees 38 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joel W. Motley,    Director of Columbia Equity Financial       $0          Over $100,000
Trustee since 2002 Corp. (privately-held financial adviser)

Age: 53            (since 2002); Managing Director of Carmona
                   Motley, Inc. (privately-held financial
                   adviser) (since January 2002); Managing
                   Director of Carmona Motley Hoffman Inc.
                   (privately-held financial adviser)
                   (January 1998-December 2001); Member of
                   the Finance and Budget Committee of the
                   Council on Foreign Relations, the
                   Investment Committee of the Episcopal
                   Church of America, the Investment
                   Committee of Human Rights Watch and the
                   Investment Committee of Historic Hudson
                   Valley. Oversees 38 portfolios in the
                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kenneth A.         Director of Dominion Resources, Inc.        $0          Over $100,000
Randall,           (electric utility holding company)

Trustee since 1984 (February 1972-October 2005); Former
Age: 78            Director of Prime Retail, Inc. (real
                   estate investment trust), Dominion Energy
                   Inc. (electric power and oil & gas
                   producer), Lumberman's Mutual Casualty
                   Company, American Motorists Insurance
                   Company and American Manufacturers Mutual
                   Insurance Company; Former President and
                   Chief Executive Officer of The Conference
                   Board, Inc. (international economic and
                   business research). Oversees 38 portfolios
                   in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Russell S.         Chairman of The Directorship Search Group,  $0          $10,001-$50,000
Reynolds, Jr.,     Inc. (corporate governance consulting and
Trustee since 1989 executive recruiting) (since 1993); Life
Age: 74            Trustee of International House (non-profit

                   educational organization); Former Trustee
                   of The Historical Society of the Town of
                   Greenwich. Oversees 38 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Joseph M. Wikler,  Director of the  following  medical  device $0          Over $100,000

Trustee since 2005 companies:   Medintec   (since   1992)  and
Age: 64            Cathco  (since  1996);  Director  of  Lakes
                   Environmental   Association  (since  1996);
                   Member of the  Investment  Committee of the
                   Associated  Jewish  Charities  of Baltimore
                   (since 1994);  Director of  Fortis/Hartford
                   mutual    funds    (1994-December    2001).
                   Oversees    39     portfolios     in    the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Peter I. Wold,     President  of  Wold  Oil  Properties,  Inc. $0          Over $100,000
Trustee since 2005 (oil  and gas  exploration  and  production
Age: 57            company)  (since  1994);   Vice  President,
                   Secretary   and  Treasurer  of  Wold  Trona
                   Company,  Inc.  (soda  ash  processing  and
                   production)  (since 1996);  Vice  President
                   of Wold Talc  Company,  Inc.  (talc mining)
                   (since    1999);    Managing    Member   of
                   Hole-in-the-Wall  Ranch  (cattle  ranching)
                   (since 1979);  Director and Chairman of the
                   Denver  Branch of the Federal  Reserve Bank
                   of Kansas City  (1993-1999);  and  Director
                   of    PacifiCorp.     (electric    utility)
                   (1995-1999).  Oversees 39 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian F. Wruble,   General Partner of Odyssey  Partners,  L.P. $10,001-$50,Over $100,000
Trustee since 2005 (hedge   fund)  (since   September   1995);
Age: 62            Director  of  Special  Value  Opportunities

                   Fund, LLC (registered  investment  company)
                   (since September 2004);  Director of Zurich
                   Financial    Investment    Advisory   Board
                   (affiliate   of   the   Manager's    parent
                   company)  (since  October  2004);  Board of
                   Governing    Trustees    of   The   Jackson
                   Laboratory   (non-profit)   (since   August
                   1990);   Trustee  of  the   Institute   for
                   Advanced  Study   (non-profit   educational
                   institute)   (since  May   1992);   Special
                   Limited   Partner  of  Odyssey   Investment
                   Partners,  LLC (private equity  investment)
                   (January  1999-September  2004); Trustee of
                   Research  Foundation  of  AIMR  (2000-2002)
                   (investment     research,      non-profit);
                   Governor,  Jerome Levy Economics  Institute
                   of  Bard  College  (August   1990-September
                   2001)  (economics  research);  Director  of
                   Ray  &  Berendtson,  Inc.  (May  2000-April
                   2002) (executive search firm).  Oversees 48
                   portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial Center,
225 Liberty Street, New York, NY 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee"
because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager and as a shareholder of its parent company.

-----------------------------------------------------------------------------------------
                             Interested Trustee and Officer
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                           Dollar Range
                                                                Range of     Of Shares
                                                                 Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships     Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund       Owned in    Supervised
Service, Age       Complex Currently Overseen                   the Fund       Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                As of December 31, 2005
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and       $0          Over $100,000
President and      Director (since June 2001) and President
Principal          (since September 2000) of the Manager;
Executive Officer  President and a director or trustee of
since 2001 and     other Oppenheimer funds; President and
Trustee since 2001 Director of Oppenheimer Acquisition Corp.
Age: 56            ("OAC") (the Manager's parent holding
                   company) and of Oppenheimer Partnership
                   Holdings, Inc. (holding company subsidiary
                   of the Manager) (since July 2001);
                   Director of OppenheimerFunds Distributor,
                   Inc. (subsidiary of the Manager) (since
                   November 2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager) (since July 2001); President and
                   Director of OppenheimerFunds Legacy
                   Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of the
                   Manager: OFI Institutional Asset
                   Management, Inc., Centennial Asset
                   Management Corporation, Trinity Investment
                   Management Corporation and Tremont Capital
                   Management, Inc. (since November 2001),
                   HarbourView Asset Management Corporation
                   and OFI Private Investments, Inc. (since
                   July 2001); President (since November 1,
                   2001) and Director (since July 2001) of
                   Oppenheimer Real Asset Management, Inc.;
                   Executive Vice President of Massachusetts
                   Mutual Life Insurance Company (OAC's
                   parent company) (since February 1997);
                   Director of DLB Acquisition Corporation
                   (holding company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of the
                   Manager (September 2000-June 2001);
                   President and Trustee of MML Series
                   Investment Fund and MassMutual Select
                   Funds (open-end investment companies)
                   (November 1999-November 2001); Director of
                   C.M. Life Insurance Company (September
                   1999-August 2000); President, Chief
                   Executive Officer and Director of MML Bay
                   State Life Insurance Company (September
                   1999-August 2000); Director of Emerald
                   Isle Bancorp and Hibernia Savings Bank
                   (wholly-owned subsidiary of Emerald Isle
                   Bancorp) (June 1989-June 1998). Oversees
                   87 portfolios in the OppenheimerFunds
                   complex.
-----------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Gillespie, and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, New York, NY 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924, and for
Messrs. Fielding, Loughran, Cottier, and Willis, 350 Linden Oaks, Rochester, NY
14625.  Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------
                               Officers of the Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name, Address, Age,     Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President of the Manager since January 1996;
Vice President and      Chairman of the Rochester Division of the Manager since
Portfolio Manager       January 1996; an officer of 10 portfolios in the
since 2002              OppenheimerFunds complex.
Age:  55
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice President of the Manager since April 2002; an officer
Vice President (since   of 10 portfolios in the OppenheimerFunds complex.
2002) and Portfolio
Manager (since 2005)
Age: 42

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Scott Cottier,          Vice President of the Manager since 2002; portfolio

Vice President and      manager and trader at Victory Capital Management
Portfolio Manager       (1999-2002); an officer of 10 portfolios in the
since 2005              OppenheimerFunds complex.

Age: 34
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Troy Willis,            Assistant Vice President of the Manager since July 2005;

Vice President  and     Associate Portfolio Manager of the Manager since 2003;
Portfolio Manager       corporate attorney for Southern Resource Group
since 2005              (1999-2003); an officer of 10 portfolios in the
Age: 33                 OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management Corporation and Shareholder Services, Inc.
Age: 55                 (since June 1983). Former Vice President and Director of
                        Internal Audit of the Manager (1997-February 2004). An
                        officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer since 1999    March 1999); Treasurer of the following: HarbourView Asset
Age: 46                 Management Corporation, Shareholder Financial Services,
                        Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                        Management Corporation, and Oppenheimer Partnership
                        Holdings, Inc. (since March 1999), OFI Private
                        Investments, Inc. (since March 2000), OppenheimerFunds
                        International Ltd. (since May 2000), OppenheimerFunds plc
                        (since May 2000), OFI Institutional Asset Management, Inc.
                        (since November 2000), and OppenheimerFunds Legacy Program
                        (charitable trust program established by the Manager)
                        (since June 2003); Treasurer and Chief Financial Officer
                        of OFI Trust Company (trust company subsidiary of the
                        Manager) (since May 2000); Assistant Treasurer of the
                        following: OAC (since March 1999),Centennial Asset
                        Management Corporation (March 1999-October 2003) and
                        OppenheimerFunds Legacy Program (April 2000-June 2003);
                        Principal and Chief Operating Officer of Bankers Trust
                        Company-Mutual Fund Services Division (March 1995-March
                        1999). An officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian Petersen,         Assistant Vice President of the Manager (since August
Assistant Treasurer     2002); Manager/Financial Product Accounting of the Manager
since 2004              (November 1998-July 2002). An officer of 87 portfolios in
Age: 35                 the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian C. Szilagyi       Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First
since 2005              Data Corporation (April 2003-July 2004); Manager of
Age: 35                 Compliance of Berger Financial Group LLC (May 2001-March
                        2003). An officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Vice President and      Counsel (since March 2002) of the Manager; General Counsel
Secretary since 2001    and Director of the Distributor (since December 2001);
Age: 57                 General Counsel of Centennial Asset Management Corporation

                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC
                        (since November 2001); Assistant Secretary (since
                        September 1997) and Director (since November 2001) of
                        OppenheimerFunds International Ltd. and OppenheimerFunds
                        plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                        2001); Senior Vice President, General Counsel and Director
                        of Shareholder Financial Services, Inc. and Shareholder
                        Services, Inc. (since December 2001); Senior Vice
                        President, General Counsel and Director of OFI Private
                        Investments, Inc. and OFI Trust Company (since November
                        2001); Vice President of OppenheimerFunds Legacy Program
                        (since June 2003); Senior Vice President and General
                        Counsel of OFI Institutional Asset Management, Inc. (since
                        November 2001); Director of OppenheimerFunds (Asia)
                        Limited (since December 2003); Senior Vice President (May
                        1985-December 2003), Acting General Counsel (November
                        2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of
                        the following: Shareholder Services, Inc. (May
                        1985-November 2001), Shareholder Financial Services, Inc.
                        (November 1989-November 2001), and OppenheimerFunds
                        International Ltd. (September 1997-November 2001). An
                        officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 40                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of
                        Shareholder Services, Inc. (since 1999); Assistant
                        Secretary of OppenheimerFunds Legacy Program and
                        Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August
                        1994-October 2003). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              Associate General Counsel (December 2000-April 2004),
Age: 37                 Corporate Vice President (May 1999-April 2001) and
                        Assistant General Counsel (May 1999-December 2000) of UBS
                        Financial Services Inc. (formerly, PaineWebber
                        Incorporated). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment
Age: 41                 Management: First Vice President (2001-September 2004);
                        Director (2000-September 2004) and Vice President
                        (1998-2000). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and the
Interested Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund, for serving as a Trustee and member of a committee (if applicable) with respect to the Fund's fiscal year ended September 30, 2005.  The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of those funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

--------------------------------------------------------------------------------------
Name and Other Fund      Aggregate     Retirement      Estimated          Total
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter       $2,613(3)        None          $86,171         $173,700

Chairman of the Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink(4)         $830           None          $2,641           $61,936

Proxy Committee
Member and Regulatory
& Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Robert G. Galli
Regulatory &

Oversight Committee       $1,945          None       $100,824((4))    $264,812((5))
Chairman

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths    $2,268((6))       None          $34,972         $150,760

Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee

Member and Proxy          $1,474_         None          $7,128          $103,254
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley          $2,268((7))       None          $23,945         $150,760

Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall        $2,017       None((8))        $85,944         $134,080

Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Edward V. Regan(9)        $1,248          None          $70,977          $54,605

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,      $1,621          None          $66,602         $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler           $114           None           None          $60,386(10)

Audit Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold

Governance Committee       $114           None           None          $60,386(11)
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble             $0            None       $37,139(1(2))   $159,354(1(3))

Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.

2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustees."
1.    Includes $653 deferred by Mr. Yeutter under the "Deferred Compensation
   Plan" described below.

4.    Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.

5.    Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $2,268 deferred by Mr. Griffiths under the "Deferred
   Compensation Plan" described below.
7. Includes $907 deferred by Mr. Motley under the "Deferred Compensation
   Plan" described below.

8.    Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
9.    Mr. Regan retired as Trustee of the Board I funds effective June 30,
   2005

10.         Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a
   Board I Fund
Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a Board I
   Fund.11.

12.   Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr.
   Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.

13.   Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not
   Board I Funds.

|X|   Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of the retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

|X|   Deferred Compensation Plan.  The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a
Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect a
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders.  As of December 30, 2005, the only persons or entities who owned of record or who were known by the Fund to own beneficially 5% or more of
the Fund's outstanding securities of any class were the following:|X|

      Citigroup Global Mkts Inc., 7th Fl, 333 West 34th Street, New York, NY
10001-2483, which owned 4,081,915.895 Class A shares (7.37% of the Class A shares then outstanding) for the benefit of its customers .

      MLPF&S For the sole benefit of its customers, 4800 Deer Lake Dr E, Fl
3, Jacksonville, FL  32246-6484, which owned 167,185.817 Class B shares
(7.79% of the Class B shares then outstanding) for the benefit of its customers.

      Citigroup Global Mkts Inc., 7th Fl, 333 West 34th Street, New York, NY
10001-2483, which owned 163,029.747 Class B shares (7.60% of the Class B shares then outstanding) for the benefit of its customers.

      MLPF&S For the sole benefit of its customers, 4800 Deer Lake Dr E, Fl
3, Jacksonville, FL  32246-6484, which owned 391,166.256 Class C shares
(11.69% of the Class C shares then outstanding) for the benefit of its customers.

      Citigroup Global Mkts Inc., 7th Fl, 333 West 34th Street, New York, NY
10001-2483, which owned 299,447.795 Class C shares (8.95% of the Class C shares then outstanding) for the benefit of its customers.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. You can obtain information about the hours of operation of the
Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities
("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Portfolio
Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assts of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in the capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining a separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they to not provide discretion to the Manager to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines of the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation the Manager may retain an independent fiduciary to advise the manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports elimination or the ability of shareholder to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.

o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.
The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the
Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to
Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

----------------------------------------------------------------------------
 Fiscal Year Ended 9/30     Management Fee Paid to OppenheimerFunds, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2003                              $3,109,306(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2004                               $3,118,498
----------------------------------------------------------------------------
----------------------------------------------------------------------------
          2005                               $3,321,017
----------------------------------------------------------------------------
      1  Effective September 1, 2003, the Manager voluntarily agreed to waive a portion of its management fee of annual rate equal to 0.10% of each class's average daily net assets.  The management fee waiver for the fiscal year ended September 30, 2003 was $45,159. The waiver terminated effective January 1, 2004.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions in connection with any matters to which the investment advisory agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer"
as part of its name.

 Portfolio Managers. The Fund's portfolio is managed by Ronald H. Fielding and a team of investment professionals including Daniel G. Loughran, Scott
Cottier, Troy Willis, Mark DeMitry, and Marcus Franz (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio
Managers") who are responsible for the day-to-day management of the Fund's investments.

       Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts, on behalf of the Manager or its affiliates.
The following table provides information regarding the other portfolios and accounts managed by each Portfolio Manager.  No portfolio or account has an advisory fee based on performance:

   Portfolio       RegistereTotal      Other        Total    Other   Total
                                                  Assets in
                            Assets in               Other
                            Registered Pooled      Pooled             Assets
                   InvestmenInvestment InvestmentInvestment          in Other
                   CompaniesCompanies  Vehicles   Vehicles   AccountsAccounts

   Manager         Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Ronald H.          10    $20,679.8    None        $0       None     None

   Fielding
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Daniel G.          10    $20,679.8    None        $0       None     None

   Loughran
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Scott Cottier      10    $20,679.8    None        $0       None     None

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Troy Willis        10    $20,679.8    None        $0       None     None

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Marcus Franz       10    $20,679.8    None        $0       None     None

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Mark DeMitry       10    $20,679.8    None        $0       None     None

   ================

   1. In millions.
   2. Does no include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of
      Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of September 30,
      2005, the Portfolio Managers' compensation consisted of three elements:
      a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper
      - New York Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
      Portfolio Managers' compensation is not based on the total value of the
      Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio
      Managers.  The compensation structure of the other funds managed by the
      Portfolio Managers is the same as the compensation structure of the
      Fund, described above.

                  Ownership of Fund Shares.  As of September 30, 2005,
      the Portfolio Managers beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
            ------------------------------      Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------

            Ronald H. Fielding                  Over $1,000,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Daniel G. Loughran                  $10,001-$500,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Scott Cottier                              $0

            ----------------------------------------------------------
            ----------------------------------------------------------

            Troy Willis                                $0

            ----------------------------------------------------------
            ----------------------------------------------------------

            Marcus Franz                               $0

            ----------------------------------------------------------
            ----------------------------------------------------------

            Mark DeMitry                               $0

            ----------------------------------------------------------

----------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commissions or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended September 30, 2005, the Fund executed no transactions and paid no commissions to firms that provide research services.

------------------------------------------------------------------------------

 Fiscal Year Ended 9/30:     Total Brokerage Commissions Paid by the Fund*

------------------------------------------------------------------------------
------------------------------------------------------------------------------
           2003                                    $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------
           2004                                    $0
------------------------------------------------------------------------------
------------------------------------------------------------------------------

           2005                                    $0__

------------------------------------------------------------------------------

* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the three most recent fiscal years are shown in the tables below.

 ------------------------------------------------------------------------------
 Fiscal   Aggregate     Class A       Concessions   Concessions  Concessions
          Front-End     Front-End
          Sales         Sales         on Class A    on Class B   on Class C
 Year     Charges on    Charges       Shares        Shares       Shares
 Ended    Class A       Retained by   Advanced by   Advanced by  Advanced by
 9/30:    Shares        Distributor(1)Distributor(2)Distributor(2Distributor(2)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2003     $449,336      $206,771      $573,956      $297,722      $45,734
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2004     $607,361      $107,233       $32,889      $148,225     $126,603
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2005    $1,432,737     $210,101      $249,505      $124,334     $155,018
 ------------------------------------------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the distributor.
2.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for certain  sales of Class A shares and for sales of Class
   B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------
     Fiscal Year      Class A Contingent  Class B Contingent      Class C
                                                                Contingent
                                            Deferred Sales    Deferred Sales
                        Deferred Sales     Charges Retained  Charges Retained
                     Charges Retained by          by                by
     Ended 9/30:         Distributor         Distributor        Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2003               $11,400             $115,811           $7,800
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2004                $8,955             $101,212           $2,386
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2005                $3,673             $60,350            $3,947
 ------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under
Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of
Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2005 payments under the Class A
Plan totaled $1,307,924, all of which was paid by the Distributor to recipients, and included $20,481 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.  Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and
Class C shares. The payments are made to the Distributor in recognition that the
Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 -------------------------------------------------------------------------------

   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                 Ended 9/30/05
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:            Total     Amount Retained   Distributor's    Distributor's
                                                 Aggregate       Unreimbursed
                                                Unreimbursed    Expenses as %
                 Payments                      Expenses Under   of Net Assets
                Under Plan    by Distributor        Plan           of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan    $269,085      $208,839(1)       $1,453,746         5.45%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan    $202,063       $72,548(2)        $430,222          1.38%

 -------------------------------------------------------------------------------

   (1)      Includes $1,289 paid to an affiliate of the Distributor's parent company.
   (2)      Includes $6,396 paid to an affiliate of the Distributor's parent company.

   All payments under the plans are subject to the limitations imposed by the
Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries as sales
              commissions (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2004, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  Advest Inc.                             Aegon
  A.G. Edwards & Sons, Inc                AIG Network
  Allianz Life Insurance Company          Allstate Life Insurance Company
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  American Portfolios                     Annuity Investors Life
  AXA Advisors                            Banc One Securities Corporation
  Bank of New York                        Cadaret Grant & Co. Inc.
  Charter One Securities Inc.             Chase Investment Services
  Citigroup Financial Network             CitiStreet
  Citizens Bank of Rhode Island           CJM Planning Corp.
  Columbus Life Insurance Company         Commonwealth Financial Network
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  Federal Kemper                          First Allied Securities Inc
  First Global Capital                    GE Financial Assurance
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  HD Vest                                 Hewitt Associates
  HSBC Brokerage (USA) Inc.               ING Network
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  Kemper Life Assurance Company           Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  Metlife and affiliates                  Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                  NPH Network
  Nationwide and affiliates               New York Life Securities, LLC
  PacLife Network                         Park Avenue Securities LLC
  Planmember Securities Corporation       Prime Capital Services, Inc.
  Princor Financial Services Corporation  Protective Life Insurance Co.
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  Security Benefit Life Insurance Company Signator Investments
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.             Union Central Life Insurance Company
  Wachovia Securities LLC                 Wells Fargo Investments, LLC

      For the year ended December 31, 2004, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  ABN AMRO                                ADP
  Alliance Benefit Group                  AMVESCAP Retirement Plans
  American Stock & Transfer               Baden Retirement
  BCG                                     Benefit Administration Co., LLC
  Benefit Administration, Inc.            Benefit Plans Administrative Services
  Benetech, Inc.                          BISYS Retirement Services
  Boston Financial Data Services          Ceridian
  Circle Trust Company                    Citigroup
  CitiStreet                              CPI
  Daily Access.Com, Inc.                  Digital Retirement Solutions
  Dyatech                                 ERISA Administrative Services, Inc.
  ExpertPlan.com                          FAScore
  FBD Consulting                          Federated Investors
  Fidelity Institutional                  First National Bank of Omaha
  First Trust Corp.                       Franklin Templeton
  Geller Group                            Gold K
  Great West Financial Services           Hartford Life Insurance Co.
  Equities, Inc.
  ICMA - RC Services                      In West Pension Mgmt
  Independent Plan Coordinators           Ingham Group
  Interactive Retirement Systems, Ltd.    Invesmart, Inc.
  Kaufman & Goble                         Leggette & Co., Inc.
  Manulife                                MassMutual Financial Group and
                                          affiliates
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  Merrill Lynch & Co., Inc.               Metavante
  Metlife Securities Inc.                 MFS Investment Management
  Mid Atlantic Capital Corp.              Milliman USA
  Morgan Stanley DW Inc.                  National City Bank
  National Financial Services Corp.       National Investors Services Corp.
  Nationwide Investment Service Corp.     New York Life Investment Management,
                                          Inc.
  Northwest Plan Services                 Pension Administration and Consulting
  PFPC, Inc.                              PSMI Group
  Putnam Fiduciary Trust Company          Quads Trust Company
  RSM McGladrey                           SAFECO
  Charles Schwab & Co., Inc.              Security Trust Company
  Sentinel / National Life                Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine           State Street Bank & Trust Company
  Suntrust Investment Services, Inc.      Swerdlin & Co.
  T. Rowe Price Brokerage Services, L.P.  Taylor, Perky & Parker, LLC
  The 401k Company                        The Investment Center, Inc.
  Trusource                               Union Bank and Trust Co.
  USI Consulting Group                    Vanguard Group
  Web401K.com                             Wilmington Trust Company

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value" and
"total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.
However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the
Fund's portfolio investments for that period. It may therefore differ from the
"dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)(6) -1]
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above)
by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to compare  the tax effects of income derived  from the Fund  with  income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined  by your federal and state taxable  income
(the net amount  subject  to federal  and state  income tax after  deductions  and exemptions).

--------------------------------------------------------------------------------
            The Fund's Yields for the 30-Day Periods Ended 9/30/05
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of   Standardized   Dividend Yield    Tax-Equivalent     Tax-Equivalent
                                            Yield (40.01%      Yield (42.90%
                                               Combined      Combined Federal,
Shares                                     Federal/New York   State & City Tax
               Yield                         Tax Bracket)         Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without After   Without After   Without  After
                                                             Without
                                                             Sales    After
          Sales   Sales   Sales   Sales   Sales    Sales      Charge  Sales
          Charge  Charge  Charge  Charge   Charge   Charge             Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A    4.30%   4.09%   5.21%   4.96%   7.17%     6.82%    7.53%     7.17%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B    3.51%    N/A    4.29%    N/A    5.84%      N/A     6.14%      N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C    3.51%    N/A    4.30%    N/A    5.84%      N/A     6.14%      N/A
--------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the following formula:

      ERV      - 1  Average Annual Total
            l/n     Return
      ------
       P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 9/30/05
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           Cumulative Total             Average Annual Total Returns

Class of
Shares         Returns
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  1-Year          5-Years          10-Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After     Without  After   Without  After    Without After    Without
          Sales     Sales    Sales   Sales    Sales    Sales   Sales    Sales
           Charge    Charge  Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A   70.36%(1) 78.85%(1) 4.21%   9.41%    5.78%    6.82%   5.47%    5.99%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   70.83%(2) 70.83%(2) 3.55%   8.55%    5.66%    5.98%   5.50%    5.50%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   65.26%(3) 65.26%(3) 7.55%   8.55%    5.99%    5.99%   5.15%    5.15%
---------------------------------------------------------------------------------
1.          Inception of Class A:   8/16/84.
2.    Inception of Class B:   3/1/93.
3.          Inception of Class C:   8/29/95.

---------------------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares (After Taxes)
                         For the Periods Ended 9/30/05
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions      4.21%            5.78%             5.47%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on                    4.62%            5.73%             5.45%
Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------------
..

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sector. The Fund is rated among the Municipal
New York bond category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis
on downward variations and rewarding consistent performance.   The top 10% of
funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.
The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account.
Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder
Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.
Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange ("the
NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the
NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the
Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals              Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals     Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                    Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                   Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund        Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund        Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund              Oppenheimer Pennsylvania Municipal Fund
                                             Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund             Street Fund
                                             Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund      Street Fund II
                                             Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund          Street Fund III
Oppenheimer Disciplined Allocation Fund      Oppenheimer Quest Balanced Fund
                                             Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                   Inc.
                                             Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund             Fund, Inc.
Oppenheimer Emerging Growth Fund             Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                  Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                Oppenheimer Real Estate Fund
Oppenheimer Global Fund                      Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund        Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund                  Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund          Oppenheimer Total Return Bond Fund
Oppenheimer International Diversified Fund   Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund        Oppenheimer Value Fund
Oppenheimer International Small Company Fund Limited-Term New York Municipal Fund
Oppenheimer International Value Fund         Rochester Fund Municipals
Oppenheimer Limited Term California Fund     Oppenheimer Portfolio Series:
                                                 Active Allocation Fund
                                                 Aggressive Investor Fund
                                                 Conservative Investor Fund
Oppenheimer Limited-Term Government Fund         Moderate Investor Fund
And the following money market funds:

Oppenheimer Cash Reserves                    Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.          Centennial New York Tax Exempt Trust
Centennial California Tax-Exempt Trust       Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash
Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the
Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k)
plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the
Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the
Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,

(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and

(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus. Asset Builder Plans are available only if your bank is an ACH member.
Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application.
Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The
Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or
Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor.
That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.
Investors should contact their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m.,
Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the Exchange's website at www.nyse.com.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the
Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and
"asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
           Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes.
Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.
Additionally, the order must have been transmitted to and received by the
Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.
Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except where the contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan.
Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer
Agent. The Fund may also give directions to the Transfer Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder.
The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose.
You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt     Centennial New York Tax Exempt
      Trust                                Trust
      Centennial Government Trust          Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals         Oppenheimer Principal Protected Main
                                           Street Fund II
   Oppenheimer AMT-Free New York           Oppenheimer Pennsylvania Municipal
   Municipals                              Fund
   Oppenheimer California Municipal Fund   Oppenheimer Rochester National
                                           Municipals
   Oppenheimer International Value Fund    Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California     Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund   Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free Municipals       Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free New York         Oppenheimer Pennsylvania Municipal Fund
   Municipals
   Oppenheimer Balanced Fund             Oppenheimer Principal Protected Main
                                         Street Fund
   Oppenheimer California Municipal Fund Oppenheimer Principal Protected Main
                                         Street Fund II
   Oppenheimer Capital Income Fund       Oppenheimer Principal Protected Main
                                         Street Fund III
   Oppenheimer Cash Reserves             Oppenheimer Quest Capital Value Fund, Inc.
   Oppenheimer Champion Income Fund      Oppenheimer Quest International Value
                                         Fund, Inc.

   Oppenheimer Convertible Securities    Oppenheimer Rochester National Municipals
   Fund
   Oppenheimer Disciplined Allocation    Oppenheimer Total Return Bond Fund
   Fund
   Oppenheimer Dividend Growth Fund
   Oppenheimer Gold & Special Minerals
   Fund
   Oppenheimer Limited Term California
   Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
   o  Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund, Inc. or
      Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
   o  Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
      Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.
It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than Oppenheimer Limited-Term
Government Fund, Oppenheimer Limited Term Municipal Fund, Oppenheimer Limited
Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund), the
Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Oppenheimer Limited Term New York Municipal Fund and
Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.  Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the
Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's distributions is briefly highlighted in the
Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated  Investment Company. The Fund has elected to be taxed  as a  regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment company,  the Fund is not  subject to federal  income tax on the  portion of its net  investment  income
(that is, taxable interest,  dividends,  and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is,  the  excess of net  long-term capital  gains  over  net  short-term  capital  losses)  that  it  distributes  to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The
Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the
Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.
That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and
New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Fund. Additionally, certain distributions paid to corporate shareholders of the Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the
Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient"
(such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent-interest dividends received on such shares.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid (not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered
"effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in
March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the
IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer
Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other
Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the
Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer AMT-Free New York Municipals, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer AMT-Free New York Municipals as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 16, 2005

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.7%
---------------------------------------------------------------------------------------------------------------------------
NEW YORK--93.3%
$14,500,000  Albany IDA (Charitable Leadership) 1                                5.750%      07/01/2026      $  15,034,905
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Albany IDA (Charitable Leadership)                                  6.000       07/01/2019          1,074,190
---------------------------------------------------------------------------------------------------------------------------
    100,000  Albany IDA (New Covenant Charter School)                            7.000       05/01/2025             97,857
---------------------------------------------------------------------------------------------------------------------------
  1,140,000  Albany IDA (Sage Colleges)                                          5.250       04/01/2019          1,166,482
---------------------------------------------------------------------------------------------------------------------------
    500,000  Albany IDA (Sage Colleges)                                          5.300       04/01/2029            511,260
---------------------------------------------------------------------------------------------------------------------------
     30,000  Albany Parking Authority                                            5.625       07/15/2025             31,957
---------------------------------------------------------------------------------------------------------------------------
     30,000  Allegany County IDA (Houghton College)                              5.250       01/15/2024             30,684
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Amherst IDA (Daemen College)                                        6.000       10/01/2021          1,057,520
---------------------------------------------------------------------------------------------------------------------------
  5,895,000  Brookhaven IDA (Alternatives for Children) 1                        7.550       02/01/2033          6,265,913
---------------------------------------------------------------------------------------------------------------------------
  9,235,000  Brookhaven IDA (Dowling College) 1                                  6.750       11/01/2032          9,677,818
---------------------------------------------------------------------------------------------------------------------------
    350,000  Broome County IDA (University Plaza)                                5.200       08/01/2030            360,038
---------------------------------------------------------------------------------------------------------------------------
    250,000  Broome County IDA (University Plaza)                                5.200       08/01/2036            256,283
---------------------------------------------------------------------------------------------------------------------------
    750,000  Buffalo Municipal Water Finance Authority, Series B                 5.000       07/01/2027            818,745
---------------------------------------------------------------------------------------------------------------------------
    300,000  Bushnell Basin Fire Assoc. (Volunteer Fire Department)              5.750       11/01/2030            301,242
---------------------------------------------------------------------------------------------------------------------------
     85,000  Cattaraugus County IDA (Olean General Hospital)                     5.250       08/01/2023             88,055
---------------------------------------------------------------------------------------------------------------------------
     70,000  East Rochester Hsg. Authority (St. John's Meadows)                  5.750       08/01/2037             74,480
---------------------------------------------------------------------------------------------------------------------------
    500,000  Erie County IDA (Charter School Applied Tech)                       6.875       06/01/2035            481,610
---------------------------------------------------------------------------------------------------------------------------
  1,095,000  Erie County IDA (DePaul Properties)                                 5.750       09/01/2028            868,269
---------------------------------------------------------------------------------------------------------------------------
    190,000  Erie County IDA (DePaul Properties)                                 6.500       09/01/2018            179,453
---------------------------------------------------------------------------------------------------------------------------
  5,600,000  Erie County IDA (Medaille College) 1                                7.625       04/01/2035          5,804,568
---------------------------------------------------------------------------------------------------------------------------
  9,050,000  Erie County IDA (The Episcopal Church Home) 1                       5.875       02/01/2018          9,380,959
---------------------------------------------------------------------------------------------------------------------------
  9,875,000  Erie County IDA (The Episcopal Church Home) 1                       6.000       02/01/2028         10,251,040
---------------------------------------------------------------------------------------------------------------------------
 13,000,000  Erie County Tobacco Asset Securitization Corp.                      5.000       06/01/2045         12,681,500
---------------------------------------------------------------------------------------------------------------------------
  8,000,000  Erie County Tobacco Asset Securitization Corp.                      5.790 2     06/01/2047            671,600
---------------------------------------------------------------------------------------------------------------------------
    150,000  Erie County Tobacco Asset Securitization Corp.                      6.125       07/15/2030            170,006
---------------------------------------------------------------------------------------------------------------------------
  6,100,000  Erie County Tobacco Asset Securitization Corp. 1                    6.250       07/15/2040          6,947,107
---------------------------------------------------------------------------------------------------------------------------
 30,000,000  Erie County Tobacco Asset Securitization Corp.                      6.380 2     06/01/2050          1,734,000
---------------------------------------------------------------------------------------------------------------------------
  5,500,000  Erie County Tobacco Asset Securitization Corp.                      6.500       07/15/2032          6,324,230
---------------------------------------------------------------------------------------------------------------------------
    100,000  Essex County IDA
             (North Country Community College Foundation)                        5.000       06/01/2020             99,531
---------------------------------------------------------------------------------------------------------------------------
    130,000  Essex County IDA
             (North Country Community College Foundation)                        5.200       06/01/2025            129,436
---------------------------------------------------------------------------------------------------------------------------
    110,000  Essex County IDA
             (North Country Community College Foundation)                        5.300       06/01/2035            110,033
---------------------------------------------------------------------------------------------------------------------------
    175,000  Franklin County IDA
             (North Country Community College Foundation)                        5.200       06/01/2025            174,241
---------------------------------------------------------------------------------------------------------------------------
  3,750,000  Geneva IDA (Hobart & William Smith Colleges)                        5.375       02/01/2033          3,992,625
---------------------------------------------------------------------------------------------------------------------------
  5,435,000  Hempstead IDA
             (Working Organization for Retarded Children)                        6.900       08/01/2033          5,585,767

                 21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   880,000  Herkimer County IDA (Folts Adult Home) 1                            5.500%      03/20/2040      $     961,858
---------------------------------------------------------------------------------------------------------------------------
  1,790,000  Herkimer County IDA
             (Herkimer County College Foundation)                                6.250       08/01/2034          1,885,425
---------------------------------------------------------------------------------------------------------------------------
  5,750,000  L.I. Power Authority RITES 3                                       11.024 4     09/01/2033          6,687,020
---------------------------------------------------------------------------------------------------------------------------
  4,395,000  L.I. Power Authority, Series A 1                                    5.125       09/01/2029          4,553,528
---------------------------------------------------------------------------------------------------------------------------
     30,000  L.I. Power Authority, Series A                                      5.250       12/01/2026             31,571
---------------------------------------------------------------------------------------------------------------------------
     25,000  L.I. Power Authority, Series A                                      5.300       12/01/2019             26,545
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Lyons Community Health Initiatives Corp. 1                          5.550       09/01/2024          1,059,880
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA (Cloverwood Senior Living)                        6.875       05/01/2033            811,110
---------------------------------------------------------------------------------------------------------------------------
  1,925,000  Monroe County IDA (DePaul Community Facilities) 1                   5.875       02/01/2028          1,626,991
---------------------------------------------------------------------------------------------------------------------------
    100,000  Monroe County IDA (Rochester Institute of Technology)               5.250       04/01/2019            100,355
---------------------------------------------------------------------------------------------------------------------------
    525,000  Monroe County IDA (Rochester Institute of Technology)               5.375       04/01/2029            518,107
---------------------------------------------------------------------------------------------------------------------------
    460,000  Monroe County Tobacco Asset Securitization Corp.                    6.375       06/01/2035            522,914
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  Monroe Newpower Corp.                                               5.500       01/01/2034          4,190,160
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe Newpower Corp.                                               5.625       01/01/2026          1,055,620
---------------------------------------------------------------------------------------------------------------------------
 18,000,000  MTA Service Contract, Series A                                      5.125       01/01/2029         18,937,620
---------------------------------------------------------------------------------------------------------------------------
 13,785,000  MTA, Series A                                                       5.125       11/15/2031         14,422,556
---------------------------------------------------------------------------------------------------------------------------
  8,000,000  MTA, Series B 1                                                     5.000       11/15/2031          8,324,640
---------------------------------------------------------------------------------------------------------------------------
    610,000  Nassau County IDA (ALIA-ACDS)                                       6.125       09/01/2018            629,288
---------------------------------------------------------------------------------------------------------------------------
  2,100,000  Nassau County IDA (ALIA-AP)                                         7.000       09/01/2028          2,178,918
---------------------------------------------------------------------------------------------------------------------------
    855,000  Nassau County IDA (ALIA-CMA)                                        6.125       09/01/2018            882,035
---------------------------------------------------------------------------------------------------------------------------
    945,000  Nassau County IDA (ALIA-CSMR)                                       6.125       09/01/2018            974,881
---------------------------------------------------------------------------------------------------------------------------
    640,000  Nassau County IDA (ALIA-EFLI)                                       6.125       09/01/2018            660,237
---------------------------------------------------------------------------------------------------------------------------
    485,000  Nassau County IDA (ALIA-HAII)                                       6.125       09/01/2018            500,336
---------------------------------------------------------------------------------------------------------------------------
    565,000  Nassau County IDA (ALIA-NCMRS)                                      6.125       09/01/2018            582,865
---------------------------------------------------------------------------------------------------------------------------
  2,755,000  Nassau County IDA (Hispanic Counseling Center)                      7.625       06/01/2033          2,838,036
---------------------------------------------------------------------------------------------------------------------------
  2,500,000  Niagara County IDA (American Ref-Fuel Company)                      5.550       11/15/2024          2,648,200
---------------------------------------------------------------------------------------------------------------------------
    500,000  Niagara County Tobacco Asset Securitization Corp.                   6.250       05/15/2034            531,915
---------------------------------------------------------------------------------------------------------------------------
    285,000  Niagara County Tobacco Asset Securitization Corp.                   6.250       05/15/2040            303,192
---------------------------------------------------------------------------------------------------------------------------
  7,745,000  Niagara Falls CSD COP (High School Facility) 1                      5.375       06/15/2028          8,278,398
---------------------------------------------------------------------------------------------------------------------------
  3,665,000  NY Counties Tobacco Trust I (TASC)                                  6.500       06/01/2035          3,938,409
---------------------------------------------------------------------------------------------------------------------------
 14,550,000  NY Counties Tobacco Trust II (TASC) 1                               5.625       06/01/2035         15,113,522
---------------------------------------------------------------------------------------------------------------------------
     20,000  NY Counties Tobacco Trust II (TASC)                                 5.750       06/01/2043             20,915
---------------------------------------------------------------------------------------------------------------------------
  1,800,000  NY Counties Tobacco Trust III                                       6.000       06/01/2043          1,926,954
---------------------------------------------------------------------------------------------------------------------------
 13,360,000  NY Counties Tobacco Trust IV                                        5.880 2     06/01/2050            958,847
---------------------------------------------------------------------------------------------------------------------------
 25,000,000  NY Counties Tobacco Trust IV                                        6.380 2     06/01/2055          1,050,250
---------------------------------------------------------------------------------------------------------------------------
 46,750,000  NY Counties Tobacco Trust IV                                        6.800 2     06/01/2060          1,187,450
---------------------------------------------------------------------------------------------------------------------------
  3,500,000  NY Counties Tobacco Trust IV (TASC)                                 6.650       06/01/2041          2,690,275
---------------------------------------------------------------------------------------------------------------------------
  3,500,000  NY Counties Tobacco Trust IV (TASC)                                 6.650       06/01/2041            789,845
---------------------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                                              5.000       08/01/2022             35,787

                 22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 3,050,000  NYC GO                                                              5.000%      03/01/2030      $   3,159,983
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO 1                                                            5.000       11/01/2034          5,175,150
---------------------------------------------------------------------------------------------------------------------------
  3,000,000  NYC GO                                                              5.000       03/01/2035          3,108,180
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC GO                                                              5.000       04/01/2035          4,145,440
---------------------------------------------------------------------------------------------------------------------------
    585,000  NYC GO                                                              5.000       08/01/2035            606,826
---------------------------------------------------------------------------------------------------------------------------
  1,270,000  NYC GO                                                              5.250       03/15/2032          1,332,636
---------------------------------------------------------------------------------------------------------------------------
  2,415,000  NYC GO                                                              5.375       12/01/2026          2,558,910
---------------------------------------------------------------------------------------------------------------------------
  1,300,000  NYC GO                                                              5.500       06/01/2022          1,408,420
---------------------------------------------------------------------------------------------------------------------------
    255,000  NYC GO                                                              5.750       02/01/2020            260,811
---------------------------------------------------------------------------------------------------------------------------
     75,000  NYC GO                                                              5.875       08/01/2019             85,635
---------------------------------------------------------------------------------------------------------------------------
    680,000  NYC GO                                                              5.875       08/01/2019            760,954
---------------------------------------------------------------------------------------------------------------------------
  6,790,000  NYC GO                                                              6.125       08/01/2025          7,188,234
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                              7.500       02/01/2019              5,017
---------------------------------------------------------------------------------------------------------------------------
  1,494,916  NYC HDC (Keith Plaza) 1                                             6.500       02/15/2018          1,572,293
---------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYC HDC (Multifamily Hsg.)                                          4.650       11/01/2025          2,007,920
---------------------------------------------------------------------------------------------------------------------------
    750,000  NYC HDC (Multifamily Hsg.)                                          4.750       11/01/2035            749,970
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC HDC (Multifamily Hsg.) 1                                        5.250       11/01/2030          1,044,190
---------------------------------------------------------------------------------------------------------------------------
  1,545,000  NYC HDC (Multifamily Hsg.), Series E-1 1                            4.950       11/01/2033          1,590,516
---------------------------------------------------------------------------------------------------------------------------
  2,269,882  NYC HDC (Seaview Towers) 1                                          6.500       01/15/2018          2,387,371
---------------------------------------------------------------------------------------------------------------------------
    100,000  NYC Health & Hospital Corp.                                         5.375       02/15/2026            103,787
---------------------------------------------------------------------------------------------------------------------------
  1,945,000  NYC Health & Hospital Corp. 1                                       5.450       02/15/2026          2,026,943
---------------------------------------------------------------------------------------------------------------------------
  1,535,000  NYC IDA (American Council of Learned Societies)                     5.250       07/01/2027          1,621,881
---------------------------------------------------------------------------------------------------------------------------
  2,760,000  NYC IDA (Beth Abraham Health Services) 1                            6.500       02/15/2022          2,941,470
---------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (Beth Abraham Health Services)                              6.500       11/15/2027            531,840
---------------------------------------------------------------------------------------------------------------------------
  2,100,000  NYC IDA (Beth Abraham Health Services) 1                            6.500       11/15/2034          2,224,845
---------------------------------------------------------------------------------------------------------------------------
  6,000,000  NYC IDA (Calhoun School) 1                                          6.625       12/01/2034          6,343,860
---------------------------------------------------------------------------------------------------------------------------
  3,880,000  NYC IDA
             (Community Resource Developmentally Disabled)                       7.500       08/01/2026          3,988,756
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Eger Harbor House) 1                                       5.875       05/20/2044          1,110,160
---------------------------------------------------------------------------------------------------------------------------
    725,000  NYC IDA (Family Support Systems)                                    7.500       11/01/2034            738,775
---------------------------------------------------------------------------------------------------------------------------
    220,000  NYC IDA (Global Country World Peace)                                7.250       11/01/2025            219,274
---------------------------------------------------------------------------------------------------------------------------
    170,000  NYC IDA (Global Country World Peace)                                7.250       11/01/2025            169,439
---------------------------------------------------------------------------------------------------------------------------
    880,000  NYC IDA (Independent Living Assoc.)                                 6.200       07/01/2020            876,955
---------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (Liberty-7 World Trade Center) 3,5                          6.750       03/01/2015            543,640
---------------------------------------------------------------------------------------------------------------------------
  3,000,000  NYC IDA (Liberty-IAC/Interactive Corp.)                             5.000       09/01/2035          3,042,540
---------------------------------------------------------------------------------------------------------------------------
  3,700,000  NYC IDA (Lycee Francais De New York)                                5.375       06/01/2023          3,838,861
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Lycee Francais De New York)                                6.800       06/01/2028          4,327,680
---------------------------------------------------------------------------------------------------------------------------
    385,000  NYC IDA (Metropolitan College of New York)                          5.750       03/01/2020            377,777
---------------------------------------------------------------------------------------------------------------------------
  2,100,000  NYC IDA (Polytechnic University)                                    6.000       11/01/2020          2,094,708
---------------------------------------------------------------------------------------------------------------------------
  4,080,000  NYC IDA (Polytechnic University)                                    6.125       11/01/2030          4,079,714

                 23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,380,000  NYC IDA (PSCH)                                                      6.375%      07/01/2033      $   1,471,246
---------------------------------------------------------------------------------------------------------------------------
    750,000  NYC IDA (Reece School)                                              7.500       12/01/2037            752,160
---------------------------------------------------------------------------------------------------------------------------
    295,000  NYC IDA (Reece School)                                              7.500       12/01/2037            295,103
---------------------------------------------------------------------------------------------------------------------------
  1,485,000  NYC IDA (Staten Island University Hospital) 1                       6.450       07/01/2032          1,479,372
---------------------------------------------------------------------------------------------------------------------------
  6,020,000  NYC IDA (The Child School) 1                                        7.550       06/01/2033          6,297,161
---------------------------------------------------------------------------------------------------------------------------
 15,785,000  NYC IDA (Touro College) 1                                           6.350       06/01/2029         16,253,499
---------------------------------------------------------------------------------------------------------------------------
  5,600,000  NYC IDA (Urban Resource Institute)                                  7.375       11/01/2033          5,921,160
---------------------------------------------------------------------------------------------------------------------------
  5,600,000  NYC IDA (Vocational Instruction)                                    7.750       02/01/2033          5,527,760
---------------------------------------------------------------------------------------------------------------------------
  4,245,000  NYC IDA (YMCA of Greater NY)                                        5.250       08/01/2021          4,409,579
---------------------------------------------------------------------------------------------------------------------------
  3,015,000  NYC Municipal Water Finance Authority                               5.000       06/15/2032          3,101,410
---------------------------------------------------------------------------------------------------------------------------
  6,000,000  NYC Municipal Water Finance Authority                               5.000       06/15/2039          6,247,380
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC Municipal Water Finance Authority 5                             5.000       06/15/2039          4,164,920
---------------------------------------------------------------------------------------------------------------------------
    120,000  NYC Municipal Water Finance Authority                               5.125       06/15/2030            124,404
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC Municipal Water Finance Authority                               5.250       06/15/2025             21,442
---------------------------------------------------------------------------------------------------------------------------
    315,000  NYC Municipal Water Finance Authority                               5.250       06/15/2029            327,313
---------------------------------------------------------------------------------------------------------------------------
  8,000,000  NYC Municipal Water Finance Authority 1                             5.500       06/15/2033          8,696,880
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC Municipal Water Finance Authority ROLs                         11.278 4     06/15/2039          5,928,900
---------------------------------------------------------------------------------------------------------------------------
  5,750,000  NYS DA (Ithaca College)                                             5.250       07/01/2026          6,041,123
---------------------------------------------------------------------------------------------------------------------------
  1,870,000  NYS DA (Lenox Hill Hospital Obligated Group) 1                      5.500       07/01/2030          1,934,235
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health)                                              5.375       02/15/2026              5,148
---------------------------------------------------------------------------------------------------------------------------
    625,000  NYS DA (Montefiore Medical Center)                                  5.450       08/01/2029            671,500
---------------------------------------------------------------------------------------------------------------------------
    600,000  NYS DA
             (MSH/NYU Hospital Center/HJDOI Obligated Group)                     5.500       07/01/2026            609,042
---------------------------------------------------------------------------------------------------------------------------
  9,250,000  NYS DA
             (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.500       07/01/2025          9,780,210
---------------------------------------------------------------------------------------------------------------------------
    680,000  NYS DA (Nursing Home)                                               4.900       02/15/2041            690,540
---------------------------------------------------------------------------------------------------------------------------
    835,000  NYS DA (Nursing Home)                                               4.950       02/15/2045            852,610
---------------------------------------------------------------------------------------------------------------------------
     70,000  NYS DA (Nyack Hospital)                                             6.250       07/01/2013             69,173
---------------------------------------------------------------------------------------------------------------------------
    240,000  NYS DA (Providence Rest)                                            5.000       07/01/2035            242,902
---------------------------------------------------------------------------------------------------------------------------
    300,000  NYS DA (Providence Rest)                                            5.125       07/01/2030            307,149
---------------------------------------------------------------------------------------------------------------------------
    340,000  NYS DA (Providence Rest)                                            5.250       07/01/2025            353,257
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (School District Financing)                                  5.750       10/01/2030          5,604,350
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYS DA (SS Joachim & Anne Residence)                                5.250       07/01/2027          4,146,800
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYS DA (St. Joseph's Hospital Health Center)                        5.250       07/01/2018             42,177
---------------------------------------------------------------------------------------------------------------------------
     45,000  NYS DA (St. Vincent's Hospital & Medical Center)                    7.375       08/01/2011             45,840
---------------------------------------------------------------------------------------------------------------------------
 13,090,000  NYS DA (State University Educational Facilities)                    5.250       05/15/2015         14,418,897
---------------------------------------------------------------------------------------------------------------------------
  2,510,000  NYS DA (State University Educational Facilities)                    5.250       05/15/2021          2,780,653
---------------------------------------------------------------------------------------------------------------------------
  1,015,000  NYS DA (Winthrop University Hospital)                               5.500       07/01/2023          1,071,556
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYS EFC (Clean Water & Drinking Revolving Funds)                    5.000       06/15/2027             20,757
---------------------------------------------------------------------------------------------------------------------------
     85,000  NYS EFC (NYS Water Services)                                        6.600       09/15/2012             85,256

                 24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    15,000  NYS EFC (NYS Water Services)                                        7.200%      03/15/2011      $      15,164
---------------------------------------------------------------------------------------------------------------------------
  5,395,000  NYS HFA RITES 1,3                                                   9.231 4     11/01/2015          5,834,585
---------------------------------------------------------------------------------------------------------------------------
     45,000  NYS Medcare (Hospital & Nursing Home)                               5.400       08/15/2033             45,076
---------------------------------------------------------------------------------------------------------------------------
    800,000  NYS Medcare (Hospital & Nursing Home) 1                             6.300       08/15/2023            807,016
---------------------------------------------------------------------------------------------------------------------------
     80,000  NYS Medcare (St. Luke's Hospital)                                   5.625       08/15/2018             81,492
---------------------------------------------------------------------------------------------------------------------------
  3,830,000  NYS Municipal Water Finance Authority RITES 3                      11.143 4     06/15/2039          4,541,537
---------------------------------------------------------------------------------------------------------------------------
  7,000,000  NYS UDC (State Personal Income Tax) 1                               5.000       03/15/2025          7,660,380
---------------------------------------------------------------------------------------------------------------------------
    250,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)                                5.300       03/15/2019            258,820
---------------------------------------------------------------------------------------------------------------------------
     55,000  Onondaga County IDA (Salina Free Library)                           5.500       12/01/2022             58,475
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Orange County IDA (Glen Arden)                                      5.625       01/01/2018            935,560
---------------------------------------------------------------------------------------------------------------------------
    275,000  Orange County IDA (Glen Arden)                                      5.700       01/01/2028            245,138
---------------------------------------------------------------------------------------------------------------------------
  1,500,000  Otsego County IDA (Hartwick College)                                5.900       07/01/2022          1,428,600
---------------------------------------------------------------------------------------------------------------------------
 12,740,000  Port Authority NY/NJ (Delta Air Lines) 1,6                          6.950       06/01/2008         12,580,750
---------------------------------------------------------------------------------------------------------------------------
    500,000  Port Authority NY/NJ, 132nd Series                                  5.000       09/01/2038            522,890
---------------------------------------------------------------------------------------------------------------------------
 25,000,000  Port Authority NY/NJ, 140th Series                                  5.000       12/01/2034         26,424,750
---------------------------------------------------------------------------------------------------------------------------
  2,475,000  Rensselaer County Tobacco Asset Securitization Corp.                5.625       06/01/2035          2,570,857
---------------------------------------------------------------------------------------------------------------------------
  2,000,000  Rensselaer County Tobacco Asset Securitization Corp.                5.750       06/01/2043          2,091,520
---------------------------------------------------------------------------------------------------------------------------
  1,060,000  Rockland County Tobacco Asset Securitization Corp.                  5.625       08/15/2035          1,102,135
---------------------------------------------------------------------------------------------------------------------------
  3,150,000  Rockland County Tobacco Asset Securitization Corp.                  5.750       08/15/2043          3,297,924
---------------------------------------------------------------------------------------------------------------------------
  2,500,000  Saratoga County IDA (Saratoga Hospital) 1                           5.125       12/01/2033          2,610,025
---------------------------------------------------------------------------------------------------------------------------
  9,730,000  SONYMA, Series 61 1                                                 5.800       10/01/2016         10,088,259
---------------------------------------------------------------------------------------------------------------------------
    250,000  SONYMA, Series 83                                                   5.550       10/01/2027            258,610
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  Suffolk County IDA (ALIA-IGHL)                                      7.250       12/01/2033          4,219,800
---------------------------------------------------------------------------------------------------------------------------
    150,000  Suffolk County IDA (Dowling College)                                6.625       06/01/2024            150,899
---------------------------------------------------------------------------------------------------------------------------
  1,500,000  Suffolk County IDA (Jefferson's Ferry) 1                            7.200       11/01/2019          1,630,215
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Suffolk County IDA (L.I. Network Community Services)                7.550       02/01/2034          1,037,330
---------------------------------------------------------------------------------------------------------------------------
    505,000  Suffolk County IDA (Pederson-Krag Center)                           7.200       02/01/2035            504,611
---------------------------------------------------------------------------------------------------------------------------
    520,000  Sullivan County IDA (Center for Discovery)                          6.950       02/01/2035            521,576
---------------------------------------------------------------------------------------------------------------------------
    100,000  Syracuse IDA (Crouse Irving Companies)                              5.250       01/01/2017            103,159
---------------------------------------------------------------------------------------------------------------------------
     25,000  Triborough Bridge & Tunnel Authority                                5.000       01/01/2020             26,109
---------------------------------------------------------------------------------------------------------------------------
  3,585,000  Triborough Bridge & Tunnel Authority RITES 3                       10.967 4     11/15/2032          4,101,240
---------------------------------------------------------------------------------------------------------------------------
  2,560,000  Triborough Bridge & Tunnel Authority RITES 3                       10.974 4     11/15/2027          2,992,179
---------------------------------------------------------------------------------------------------------------------------
 10,000,000  Triborough Bridge & Tunnel Authority RITES 1,3                     10.974 4     11/15/2032         11,440,000
---------------------------------------------------------------------------------------------------------------------------
  4,550,000  Triborough Bridge & Tunnel Authority RITES 1,3                     11.466 4     11/15/2029          5,653,921
---------------------------------------------------------------------------------------------------------------------------
  2,500,000  Triborough Bridge & Tunnel Authority RITES 3                       12.033 4     11/15/2023          3,357,400
---------------------------------------------------------------------------------------------------------------------------
 94,960,000  TSASC, Inc. (TFABs)                                                 5.750       07/15/2032         99,931,156
---------------------------------------------------------------------------------------------------------------------------
  1,205,000  TSASC, Inc. (TFABs)                                                 6.250       07/15/2027          1,280,252
---------------------------------------------------------------------------------------------------------------------------
 19,345,000  TSASC, Inc. (TFABs)                                                 6.250       07/15/2034         20,518,661
---------------------------------------------------------------------------------------------------------------------------
    820,000  TSASC, Inc. (TFABs)                                                 6.375       07/15/2039            873,267

                 25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 3,000,000  Utica IDA (Utica College Civic Facility)                            5.750%      08/01/2028      $   3,033,120
---------------------------------------------------------------------------------------------------------------------------
  1,250,000  Utica IDA (Utica College Civic Facility)                            6.750       12/01/2021          1,315,063
---------------------------------------------------------------------------------------------------------------------------
    250,000  Westchester County IDA (Guiding Eyes for the Blind)                 5.375       08/01/2024            258,705
---------------------------------------------------------------------------------------------------------------------------
    500,000  Westchester County IDA (Kendal on Hudson)                           6.500       01/01/2034            535,070
---------------------------------------------------------------------------------------------------------------------------
  1,895,000  Westchester County IDA (Rippowam-Cisqua School)                     5.750       06/01/2029          1,945,919
---------------------------------------------------------------------------------------------------------------------------
    320,000  Westchester County IDA (Schnurmacher Center)                        6.500       11/01/2013            334,381
---------------------------------------------------------------------------------------------------------------------------
    600,000  Westchester County IDA (Schnurmacher Center)                        6.500       11/01/2033            651,672
---------------------------------------------------------------------------------------------------------------------------
    500,000  Yonkers GO                                                          5.000       08/01/2030            525,960
---------------------------------------------------------------------------------------------------------------------------
    500,000  Yonkers GO                                                          5.000       08/01/2035            523,920
---------------------------------------------------------------------------------------------------------------------------
  1,100,000  Yonkers IDA (St. Joseph's Hospital) 1                               5.900       03/01/2008          1,071,334
                                                                                                             --------------
                                                                                                               670,010,566
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--8.4%
  8,510,000  Guam GO, Series A                                                   5.400       11/15/2018          8,529,573
---------------------------------------------------------------------------------------------------------------------------
  1,085,000  Guam GO, Series A                                                   6.000       09/01/2006          1,095,069
---------------------------------------------------------------------------------------------------------------------------
  5,250,000  Guam Power Authority, Series A 1                                    5.125       10/01/2029          5,582,168
---------------------------------------------------------------------------------------------------------------------------
 10,000,000  Guam Power Authority, Series A                                      5.250       10/01/2034         10,627,000
---------------------------------------------------------------------------------------------------------------------------
  5,275,000  Puerto Rico Children's Trust Fund (TASC) 1                          5.625       05/15/2043          5,535,954
---------------------------------------------------------------------------------------------------------------------------
     30,000  Puerto Rico Highway & Transportation Authority, Series A            5.000       07/01/2038             30,531
---------------------------------------------------------------------------------------------------------------------------
  3,720,000  Puerto Rico Highway & Transportation Authority, Series D            5.250       07/01/2038          4,102,416
---------------------------------------------------------------------------------------------------------------------------
  6,000,000  Puerto Rico Highway & Transportation Authority, Series G 1          5.000       07/01/2042          6,134,940
---------------------------------------------------------------------------------------------------------------------------
  4,500,000  Puerto Rico Highway & Transportation Authority, Series K 5          5.000       07/01/2045          4,622,040
---------------------------------------------------------------------------------------------------------------------------
  3,850,000  Puerto Rico Infrastructure 1                                        5.000       07/01/2041          3,954,412
---------------------------------------------------------------------------------------------------------------------------
  4,305,000  Puerto Rico ITEMECF
             (Polytechnic University of Puerto Rico)                             5.000       08/01/2022          4,364,409
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Puerto Rico Public Finance Corp., Series E 1                        5.500       08/01/2029          1,068,160
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  University of V.I., Series A                                        5.375       06/01/2034          1,049,900
---------------------------------------------------------------------------------------------------------------------------
  1,700,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan) 1         5.000       10/01/2031          1,752,819
---------------------------------------------------------------------------------------------------------------------------
  1,485,000  V.I. Public Finance Authority, Series A 1                           5.500       10/01/2022          1,551,342
---------------------------------------------------------------------------------------------------------------------------
    250,000  V.I. Water & Power Authority                                        5.300       07/01/2018            255,720
                                                                                                             --------------
                                                                                                                60,256,453

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $685,785,644)--101.7%                                                        730,267,019
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.7)                                                                   (12,492,977)
                                                                                                             --------------
NET ASSETS--100.0%                                                                                           $ 717,774,042
                                                                                                             ==============

                 26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of September
30, 2005 was $45,151,522, which represents 6.29% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

4. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after
September 30, 2005. See Note 1 of Notes to Financial Statements.

6. Issue is in default. Non-income producing. See Note 1 of Notes to Financial
Statements.

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        11.5%
AA                                                                         20.2
A                                                                          10.7
BBB                                                                        39.6
BB                                                                          5.1
B                                                                           1.5
C                                                                           1.7
Not Rated                                                                   9.7
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

                 27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

ACDS    Association for Children with Down         ITEMECF   Industrial, Tourist, Educational, Medical and
        Syndrome                                             Environmental Community Facilities
ALIA    Alliance of Long Island Agencies           L.I.      Long Island
AP      Advantage Planning, Inc.                   MSH/NYU   Mount Sinai Hospital/New York University
CMA     Community Mainstreaming Associates, Inc.   MTA       Metropolitan Transportation Authority
COP     Certificates of Participation              NCMRS     Nassau Community Mental Retardation
CSD     Central School District                              Services Co.
CSMR    Community Services for the Mentally        NY/NJ     New York/New Jersey
        Retarded                                   NYC       New York City
DA      Dormitory Authority                        NYS       New York State
EFC     Environmental Facilities Corp.             PSCH      Professional Service Centers for the
EFLI    Epilepsy Foundation of L.I., Inc.                    Handicapped, Inc.
GO      General Obligation                         RITES     Residual Interest Tax Exempt Security
HAII    Homes Anew II, Inc.                        ROLs      Residual Option Longs
HDC     Housing Development Corp.                  SONYMA    State of New York Mortgage Agency
HFA     Housing Finance Agency/Authority           TASC      Tobacco Settlement Asset-Backed Bonds
HJDOI   Hospital for Joint Diseases Orthopedic     TFABs     Tobacco Flexible Amortization Bonds
        Institute                                  UDC       Urban Development Corp.
IDA     Industrial Development Agency              V.I.      United States Virgin Islands
IGHL    Independent Group Home for Living          YMCA      Young Men's Christian Association

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $194,764,657          26.7%
Higher Education                                       87,409,568          12.0
Highways/Railways                                      84,145,592          11.5
Not-for-Profit Organization                            70,240,333           9.6
General Obligation                                     40,564,980           5.6
Water Utilities                                        34,094,108           4.7
Electric Utilities                                     33,009,332           4.5
Adult Living Facilities                                32,161,960           4.4
Education                                              29,984,561           4.1
Hospital/Health Care                                   27,113,336           3.7
Marine/Aviation Facilities                             26,947,640           3.7
Multifamily Housing                                    16,371,485           2.2
Airlines                                               12,580,750           1.7
Sales Tax Revenue                                      12,032,701           1.7
Single Family Housing                                  10,346,869           1.4
Municipal Leases                                        8,822,038           1.2
Special Tax                                             3,954,412           0.5
Hotels, Restaurants & Leisure                           3,042,540           0.4
Resource Recovery                                       2,648,200           0.4
Parking Fee Revenue                                        31,957           0.0
                                                     ---------------------------
Total                                                $730,267,019         100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $685,785,644)--see accompanying statement of investments      $ 730,267,019
--------------------------------------------------------------------------------------------------------
Cash                                                                                            546,908
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     10,662,913
Shares of beneficial interest sold                                                            3,513,116
Other                                                                                            22,998
                                                                                          --------------
Total assets                                                                                745,012,954

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                           16,000,000
Investments purchased on a when-issued or forward commitment basis                            9,276,905
Shares of beneficial interest redeemed                                                          948,276
Distribution and service plan fees                                                              400,925
Dividends                                                                                       328,024
Trustees' compensation                                                                          124,903
Interest expense                                                                                 49,647
Transfer and shareholder servicing agent fees                                                    28,631
Shareholder communications                                                                       24,947
Other                                                                                            56,654
                                                                                          --------------
Total liabilities                                                                            27,238,912

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 717,774,042
                                                                                          =============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $      55,600
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  685,261,359
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             1,078,657
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (13,102,949)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   44,481,375
                                                                                          --------------
NET ASSETS                                                                                $ 717,774,042
                                                                                          ==============

                 29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $659,975,067 and
51,123,800 shares of beneficial interest outstanding)                                                $12.91
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $13.55
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $26,680,299 and 2,065,983 shares
of beneficial interest outstanding)                                                                  $12.91
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $31,118,676 and 2,409,996 shares
of beneficial interest outstanding)                                                                  $12.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 38,253,559
--------------------------------------------------------------------------------
Other income                                                              3,647
                                                                   -------------
Total investment income                                              38,257,206

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,321,017
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,307,924
Class B                                                                 269,085
Class C                                                                 202,063
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 293,022
Class B                                                                  16,127
Class C                                                                  11,350
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  56,701
Class B                                                                   2,988
Class C                                                                   1,590
--------------------------------------------------------------------------------
Interest expense                                                        553,374
--------------------------------------------------------------------------------
Custodian fees and expenses                                              21,759
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,330
--------------------------------------------------------------------------------
Other                                                                   120,996
                                                                   -------------
Total expenses                                                        6,195,326
Less reduction to custodian expenses                                     (1,481)
                                                                   -------------
Net expenses                                                          6,193,845

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,063,361

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                     (8,107,100)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 30,898,772

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 54,855,033
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                  2005              2004
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                            $  32,063,361     $  33,577,820
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (8,107,100)          451,186
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               30,898,772         3,740,499
                                                                 --------------------------------
Net increase in net assets resulting from operations                54,855,033        37,769,505

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (30,898,159)      (29,863,870)
Class B                                                             (1,230,516)       (1,440,068)
Class C                                                               (912,821)         (697,461)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             99,925,792           937,726
Class B                                                             (1,865,322)       (5,643,739)
Class C                                                             14,788,701         2,556,172

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                     134,662,708         3,618,265
-------------------------------------------------------------------------------------------------
Beginning of period                                                583,111,334       579,493,069
                                                                 --------------------------------
End of period (including accumulated net investment income of
$1,078,657 and $2,446,369, respectively)                         $ 717,774,042     $ 583,111,334
                                                                 ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.31       $  12.75       $  12.67       $  12.15
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .66 1          .72            .71            .68            .67
Net realized and unrealized gain (loss)                  .49            .11           (.44)           .06            .50
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.15            .83            .27            .74           1.17
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.69)          (.69)          (.71)          (.66)          (.65)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.31       $  12.75       $  12.67
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.41%          6.91%          2.07%          6.11%          9.77%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $659,975       $539,834       $533,563       $536,126       $530,464
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $580,413       $536,613       $531,977       $525,519       $526,333
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.17%          5.84%          5.57%          5.44%          5.30%
Total expenses                                          0.93%          0.91%          0.93%          0.89%          0.84%
Expenses after payments and waivers and
reduction to custodian expenses                         0.93%          0.88%          0.93%          0.89%          0.84%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.32       $  12.75       $  12.68       $  12.16
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .56 1          .62            .60            .58            .56
Net realized and unrealized gain (loss)                  .49            .10           (.42)           .06            .51
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.05            .72            .18            .64           1.07
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.59)          (.61)          (.57)          (.55)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.32       $  12.75       $  12.68
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.55%          5.99%          1.36%          5.22%          8.94%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 26,680       $ 27,555       $ 32,851       $ 40,896       $ 46,422
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 26,977       $ 30,212       $ 36,000       $ 42,021       $ 48,115
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.41%          5.05%          4.77%          4.67%          4.53%
Total expenses                                          1.71%          1.69%          1.71%          1.66%          1.61%
Expenses after payments and waivers and
reduction to custodian expenses                         1.71%          1.66%          1.71%          1.66%          1.61%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS C     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.32       $  12.75       $  12.68       $  12.15
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .55 1          .62            .60            .57            .56
Net realized and unrealized gain (loss)                  .50            .10           (.42)           .07            .52
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.05            .72            .18            .64           1.08
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.59)          (.61)          (.57)          (.55)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.32       $  12.75       $  12.68
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.55%          5.99%          1.35%          5.22%          9.03%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 31,119       $ 15,723       $ 13,080       $ 10,603       $  8,251
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 20,347       $ 14,598       $ 11,852       $  9,183       $  6,979
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.32%          5.04%          4.78%          4.66%          4.51%
Total expenses                                          1.70%          1.69%          1.72%          1.66%          1.61%
Expenses after payments and waivers and
reduction to custodian expenses                         1.70%          1.66%          1.72%          1.66%          1.61%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund), is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign

                 36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

and domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased
$9,276,905 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will invest no more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $50,536,782 as of September 30, 2005, which represents 6.78% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $12,580,750, representing 1.75% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                 37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                             NET UNREALIZED
                                                                               APPRECIATION
                                                                           BASED ON COST OF
                                                                             SECURITIES AND
           UNDISTRIBUTED       UNDISTRIBUTED             ACCUMULATED      OTHER INVESTMENTS
           NET INVESTMENT          LONG-TERM                    LOSS     FOR FEDERAL INCOME
           INCOME                       GAIN    CARRYFORWARD 1,2,3,4           TAX PURPOSES
           --------------------------------------------------------------------------------
           $ 1,522,385                   $--             $ 9,936,637            $41,315,057

1. As of September 30, 2005, the Fund had $1,450,798 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2005, details of the capital loss carryforward were as follows:

                        EXPIRING
                        ---------------------------------
                        2009                   $1,450,798

2. As of September 30, 2005, the Fund had $8,485,839 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended September 30, 2005, the Fund utilized $6,520 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2004, the Fund utilized $393,609 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                 38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                               REDUCTION TO
                                            ACCUMULATED NET
           INCREASE TO                           INVESTMENT
           PAID-IN CAPITAL                           INCOME
           ------------------------------------------------
           $389,577                                $389,577

The tax character of distributions paid during the years ended September 30,
2005 and September 30, 2004 was as follows:

                                                  YEAR ENDED          YEAR ENDED
                                              SEPT. 30, 2005      SEPT. 30, 2004
           ---------------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends             $33,041,496         $32,001,399

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities      $ 688,951,962
                                                ==============
            Gross unrealized appreciation       $  43,265,127
            Gross unrealized depreciation          (1,950,070)
                                                --------------
            Net unrealized appreciation         $  41,315,057
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
September 30, 2005, the Fund's projected benefit obligations were increased by
$598 and payments of $9,581 were made to retired trustees, resulting in an accumulated liability of $99,085 as of September 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded

                 39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED SEPTEMBER 30, 2005             YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                              10,610,833        $ 136,386,348            3,850,924        $  48,207,057
Dividends and/or
distributions reinvested           1,627,749           20,754,931            1,587,925           19,824,440
Redeemed                          (4,491,381)         (57,215,487)          (5,394,003)         (67,093,771)
                                  --------------------------------------------------------------------------
Net increase                       7,747,201        $  99,925,792               44,846        $     937,726
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 317,313        $   4,053,977              348,550        $   4,364,065
Dividends and/or
distributions reinvested              61,813              787,655               74,760              934,320
Redeemed                            (526,394)          (6,706,954)            (877,035)         (10,942,124)
                                  --------------------------------------------------------------------------
Net decrease                        (147,268)       $  (1,865,322)            (453,725)       $  (5,643,739)
                                  ==========================================================================

                 40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                    YEAR ENDED SEPTEMBER 30, 2005             YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,372,677        $  17,653,707              366,324        $   4,608,949
Dividends and/or
distributions reinvested              47,512              607,157               35,480              442,749
Redeemed                            (273,325)          (3,472,163)            (200,686)          (2,495,526)
                                  --------------------------------------------------------------------------
Net increase                       1,146,864        $  14,788,701              201,118        $   2,556,172
                                  ==========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                              PURCHASES                    SALES
--------------------------------------------------------------------------------
Investment securities                      $178,029,815             $ 78,876,628

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets,
0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2005, the Fund paid
$320,522 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales

                 41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or
Class C plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B and
Class C shares were $1,453,746 and $430,222, respectively. Fees incurred by the
Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A              CLASS B             CLASS C
                              CLASS A            CONTINGENT           CONTINGENT          CONTINGENT
                            FRONT-END              DEFERRED             DEFERRED            DEFERRED
                        SALES CHARGES         SALES CHARGES        SALES CHARGES       SALES CHARGES
                          RETAINED BY           RETAINED BY          RETAINED BY         RETAINED BY
YEAR ENDED                DISTRIBUTOR           DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------------
September 30, 2005           $210,101                $3,673              $60,350              $3,947

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January
21, 2005, the Fund had entered into an

                 42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and
Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7119% as of September 30, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the year ended September 30, 2005, the average daily loan balance was
$17,986,849 at an average daily interest rate of 2.958%. The Fund had borrowings outstanding of $16,000,000 at September 30, 2005 at an interest rate of 3.7119%.
The Fund had gross borrowings and gross loan repayments of $157,100,000 and
$164,100,000, respectively, during the year ended September 30, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended
September 30, 2005 was $52,000,000. The Fund paid $54,967 in fees and $550,109 in interest during the year ended September 30, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages,

                 43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                     A-7
                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-15
                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
o     Purchases of Class A shares aggregating $1 million or more.
o     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o     Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
o     The Manager or its affiliates.
o     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
o     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
o     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
o     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
o     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
o     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
o     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
o     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
o     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
o     A unit investment trust that has entered into an appropriate agreement with the Distributor.
o     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
o     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
o     A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
o     Effective October 31, 2005 Taxable accounts established with proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

1.  Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
o     Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
o     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
o     Shares purchased by certain Retirement Plans are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
o     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
o     Shares purchased in amounts less than $5.

2.  Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
o     Retirement Plans that have $5 million or more in plan assets.
o     Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
o     To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
o     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
o     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
o     For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
o     For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
o     For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

 III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
o     Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
o     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
o     The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
o     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
o     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
o     Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
o     Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.o
B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
o     Shares sold to the Manager or its affiliates.
o     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o     Shares issued in plans of reorganization to which the Fund is a party.
o     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
o     acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
o     purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

o     Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

o     Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o     Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

o     Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o     Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
 Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                              Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

o     Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

o

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance
                             America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                         Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
o     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distribution of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer AMT-Free New York Municipals
------------------------------------------------------------------------------

Internet Website:
     www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 10281-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019-5820
     1234
     PX0360.001.106

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item23.  Exhibits

(a)  (i) Amendment No. 2 to the Amended and Restated Declaration of Trust
dated May 19, 2003:  Previously filed with the Registrant's Post-Effective
Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (ii)Amendment No. 1 to the Amended and Restated Declaration of Trust
dated January 14, 2003:  Previously filed with the Registrant's
Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (iii)  Amended and Restated Declaration of Trust dated August 15, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 28, 11/21/02 and incorporated herein by reference.

(b)  By-Laws as amended through January 27, 2006: Filed herewith.

(c)  (i) Specimen Class A Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (ii)Specimen Class B Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

     (iii)  Specimen Class C Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 11/21/03 and incorporated herein by reference.

(d)      Amended and Restated Investment Advisory Agreement dated January 1,
2005: Filed herewith.

(e)  (i) General Distributor's Agreement dated December 10, 1992:  Previously filed with Registrant's Post-Effective Amendment No. 12, 11/26/93, and
incorporated herein by reference.

     (ii)Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (iv)Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (vi)Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)  (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)Form of Deferred Compensation Plan for Disinterested
Trustees/Directors:  Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated herein by reference.

(g)  (i) Global Custodial Services Agreement dated July 15, 2003, between
Registrant and Citibank, N.A.: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

     (ii)Amended and Restated Foreign Custody Manager Agreement dated May 31,
2001, as amended July 15, 2003: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated July 3, 1984:  Previously filed with Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration
Statement 7/12/84 , refiled with Registrant's Post-Effective Amendment No.
14, 1/27/95 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent:  Filed
herewith.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant dated
June 29, 1984:  Filed with Pre-Effective amendment No. 1 to Registrant's
Registration Statement, 7/12/84, refiled with Registrant's Post-Effective
Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)  (i) Amended and Restated Service Plan and Agreement for Class A shares dated April 15, 2004: Previously filed with Registrant's Post-Effective
Amendment No. 31, 11/24/04, and incorporated herein by reference.

     (ii)Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated February 12, 1998:  Previously filed with Registrant's
Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

     (iii)  Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated February 18, 2004:  Previously filed with
Registrant's Post-Effective Amendment No. 31, 11/24/04, and incorporated herein by reference.

(n)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(o)  (i) Powers of Attorney for John Murphy and Brian Wixted: Previously
filed with Post-Effective Amendment No. 16 to the Registration Statement of
Oppenheimer Enterprise Fund (Reg. No. 333-58343), 12/21/05, and incorporated herein by reference.

     (ii) Powers of Attorney for John Murphy: Previously filed with
Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer
Limited Term California Fund (Reg. No. 333-111230), 9/29/05, and incorporated herein by reference.

     (iii) Power of Attorney for all Trustees (except Brian F. Wruble):
Previously filed with Post-Effective Amendment No. 2 to the Registration
Statement of Oppenheimer Limited Term California Fund (Reg. No. 333-111230),
9/29/05, and incorporated herein by reference.

     (iv) Power of Attorney for Brian F. Wruble: Previously filed with Post
Effective Amendment No. 49 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), 10/19/05, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated
February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 There is set forth below  information as to any other  business,  profession, vocation or  employment  of a  substantial  nature in which each officer and  director of  OppenheimerFunds,  Inc.  is, or at any time during the past two fiscal  years has been,  engaged  for his/her own account or in the capacity of director, officer, employee, partner or trustee.
---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Senior Vice President of Shareholder Financial
Senior Vice President          Services, Inc. and Shareholders Services, Inc.;
                               Vice President of OppenheimerFunds Distributor,
                               Inc., Centennial Asset Management Corporation
                               and OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly  Associate  Counsel  & Legal  Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co. (February 2004-October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary  (since  December 2001) of:  Centennial
Vice President & Secretary     Asset  Management  Corporation,  OppenheimerFunds
                               Distributor,  Inc.,  HarbourView Asset Management
                               Corporation   (since  June   2003),   Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,   Inc.,  Shareholder  Services,   Inc.,
                               Trinity Investment Management  Corporation (since
                               January 2005),  OppenheimerFunds  Legacy Program,
                               OFI Private  Investments,  Inc. (since June 2003)
                               and  OFI  Institutional  Asset  Management,  Inc.
                               (since June  2003).  Assistant  Secretary  of OFI
                               Trust Company (since December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Baldwin,               President and Director of  Shareholder  Financial
Executive Vice President       Services,  Inc. and  Shareholder  Services,  Inc.

                               Formerly   Managing  Director  at  Deutsche  Bank
                               (March 2001 - March 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Baylin,                   Formerly  Portfolio  Manager at J.P. Morgan (June
Vice President                 2002-August 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald B. Bellamy,             Assistant  Vice  President  (Sales Manager of the
Assistant Vice President       International   Division)  of  OFI  Institutional

                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bertucci,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Bleimehl,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice   President   &  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.

Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly  Vice  President & Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -

Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephanie Bullington,          Formerly  Fund  Accounting   Manager  at  Madison
Assistant Vice President       Capital  Management  Company (July 2005 - October
                               2005 and Fund  Accounting  Officer at Butterfield
                               Fund Services  (Bermuda)  Limited (a wholly owned
                               subsidiary of the Bank of NT  Butterfield & Sons)
                               (September 2003 - June 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoffrey Caan,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
May Chen,                      Formerly  Assistant  Vice President of Enterprise
Assistant Vice President       Services at MassMutual  Financial Group (May 2002
                               - April 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholder  Services,  Inc.;
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Dachille,                Formerly   Fixed  Income   Director  at  National
Vice President                 Railroad Retirement  Investment Trust (May 2003 -
                               May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Demarco,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gavin Dobson,                  Formerly  President at Britannic Asset Management
Vice President                 International (September 2001 - May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

A. Taylor Edwards,             Formerly  Associate  at  Dechert  LLP  (September
Assistant Vice President &     2000 - December 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Venkat Eleswarapu,             Formerly Associate  Professor of Finance at Texas
Vice President                 Tech  University  (July 2005 - December 2005) and
                               Assistant   Professor   of  Finance  at  Southern
                               Methodist University (January 1999 - May 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President &
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristie Feinberg,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.      Formerly      Head     of      Business
                               Management/Proprietary  Distribution at Citigroup
                               Asset Management (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Fraser,                Formerly  Attorney  in  Private  Practice  (April
Vice President & Associate     2000 - November 2005).
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Gerlach,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jacqueline Girvin-Harkins,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert W. Hawkins,             Formerly an  Associate  at Shearman  and Sterling
Assistant Vice President &     LLP  (July  2004-August  2005)  and  Dechert  LLP
Assistant Counsel              (September 2000-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Heathwood,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annika Helgerson,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen P. Ilnitzki,           Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice  President  of  OFI  Private

                               Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds Distributor Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel & Assistant Secretary  Shareholder  Services,  Inc.; Assistant Secretary

                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dimitrios Kourkoulakos,        None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc. and OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey P. Lagarce,            President  &  Chief  Marketing   Officer  of  OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of

                               January    2005.    Formerly    Executive    Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Vice President & Assistant     (September 1998-January 2004).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. and Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Levitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie A. Libby,                Senior Vice President of OFI Private  Investment,
Senior Vice President          Inc.  Formerly  Executive  Vice President & Chief

                               Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Misha Lozovik,                 Formerly Senior Director at Clinical  Development
Vice President                 Capital  LLC/Care  Capital  LLC  (August  2002  -
                               October 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior   Vice   President   &   Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990 - July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   Centennial    Asset
Vice President & Associate     Management    Corporation,    HarbourView   Asset
Counsel                        Management   Corporation,    Trinity   Investment
                               Management  Corporation,  OppenheimerFunds Legacy
                               Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional   Asset   Management,    Inc.   and
                               Oppenheimer Real Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William T. Mazzafro,           Formerly    self-employed    as   a    consultant
Assistant Vice President       securities (January 2004 - December 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;

                               Chairman,    Chief   Executive   Officer,   Chief
                               Investment    Officer   and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment   Management
                               Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004  and  a   Manager   at   Invesco   (February
                               1994-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.  and

                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset  Management  Corporation  and  OFI  Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Newman,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings  (July 2004 - April 2005.  Audit Manager
                               at Deloitte & Touche (January 1997 - June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Parish,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Vice President                 Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President & Chief  Management   Corporation   since  February  2004.
Financial Officer              Formerly,  Director & Chief Financial  Officer at

                               Citigroup     Asset     Management      (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sanjeev Phansalkar,            Formerly  Consultant  at The  Solomon-Page  Group
Assistant Vice President       (October 2004 - September 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Piper,                    Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October 2002-May 2004).
of Growth Equity Investments
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998 - August 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen Puckett,                 Formerly   Sennior  Program  Manager  at  Dendant
Assistant Vice President       Telecommunications (May 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Quarles,                  Formerly a  Principal  at AIM  Management  Group,
Assistant Vice President       Inc. (October 1997-October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Robis,                  Formerly  a  Proprietary  Trader  at J.P.  Morgan
Assistant Vice President       Chase & Co. (May 2004-May 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President   &   Director   of    OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset

                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President &     Wood LLP (September 2002-February 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nava Sharma,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Tartaglia,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice  President and Chief  Compliance  Officer of
Senior Vice President & Chief  OppenheimerFunds  Distributor,  Inc.,  Centennial
Compliance Officer             Asset  Management   Corporation  and  Shareholder
                               Services,   Inc.;  Chief  Compliance  Officer  of
                               HarbourView    Asset   Management    Corporation,
                               Oppenheimer  Partnership  Holdings,   Inc.,  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Trinity  Investment  Management
                               Corporation,   OppenheimerFunds  Legacy  Program,
                               OFI  Private   Investments  Inc.  and  OFI  Trust
                               Company and OFI  Institutional  Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President & Assistant     Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood

                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Werdmolder,          Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds

                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President &
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Troy Willis,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President,  Chief Executive Officer & Director of
Senior Vice President          OFI  Private   Investments,   Inc.;   Director  &
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President &        Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer &     Institutional Asset Management,  Inc. (since June
Director                       2003).   Management   Director   of   Oppenheimer
                               Acquisition Corp. (since December 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General  Counsel of Centennial  Asset  Management
Executive Vice President &     Corporation;  General  Counsel  and  Director  of
General Counsel                OppenheimerFunds  Distributor,  Inc.; Senior Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant     Secretary    of    OppenheimerFunds
                               International  Ltd  and   OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition  Corp.;  Director of Oppenheimer Real
                               Asset  Management,   Inc.  and   OppenheimerFunds
                               (Asia)     Limited);     Vice     President    of
                               OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
     Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:
---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
10407 Cromdale Manor Ct.
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick(2)         Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey(1)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme Fowler(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
2 Leland Ct.
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
3914 Easton Sq. Pl.
Columbus, OH 43219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher Spencer             Vice President            None
22641 SW 106th Ave.
Portland, Oregon 97062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley                   Vice President            None
2000 Rhettsbury Street
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of January, 2006.

                              OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                 Title                           Date

/s/ Clayton K. Yeutter*    Chairman of the                 January 27, 2006
---------------------------                                Board of Trustees
Clayton K.Yeutter

/s/ John V. Murphy*        President, Principal Executive  January 27, 2006
-------------------------- Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*       Treasurer, Principal Financial  January 27, 2006
-------------------------  and Accounting Officer
Brian W. Wixted

/s/ Matthew P. Fink*       Trustee                         January 27, 2006

--------------------
Matthew P.Fink

/s/ Robert G. Galli*       Trustee                         January 27, 2006

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*  Trustee                         January 27, 2006

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*        Trustee                         January 27, 2006

--------------------
Mary F. Miller

/s/ Joel W. Motley*        Trustee                         January 27, 2006

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*    Trustee                         January 27, 2006

-------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*                              TrusteeJanuary 27,
2006

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*

------------------------   Trustee                         January 27, 2006
Joseph M. Wikler

/s/ Peter I. Wold*

-------------------        Trustee                         January 27, 2006
Peter I. Wold

/s/ Brian F. Wruble*

-------------------        Trustee                         January 27, 2006
Brian F. Wruble

*By: /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                       Post Effective Amendment No. 33

                                Exhibit Index

Exhibit No. Description

23(b)       Oppenheimer AMT-Free New York Municipal Fund
                  By-Laws (as amended through January 27, 2006)

23(d)       Amended and Restated Investment Advisory Agreement

23(j)       Independent Registered Public Accounting Firm's Consent

I:\LEGAL\N1A\360_(AMT-FreeNYMunicipals)\2003\360 Part C 485(b) Nov 03.doc